UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04015
Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of January 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At January 31, 2005, the Fund owned approximately 10.4% of Tax-Managed Value Portfolio’s outstanding interests, approximately 0.5% of Tax-Managed Growth Portfolio’s outstanding interests, approximately 47.3% of Tax-Managed International Equity Portfolio’s outstanding interests, approximately 53.8% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests, approximately 43.3% of Tax-Managed Multi-Cap Opportunity Portfolio’s outstanding interests, approximately 65.6% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests and approximately 16.3% of Tax-Managed Small-Cap Growth Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at January 31, 2005 is set forth below.

Investment	Value	% of Fund’s Net Assets

Tax-Managed Value Portfolio
(identified cost, $70,655,529)	$88,004,469	21.5%
Tax-Managed Growth Portfolio
(identified cost, $91,715,014)	$97,139,342	23.7%
Tax-Managed International Equity Portfolio
(identified cost, $55,682,129)	$66,619,240	16.2%
Tax-Managed Small-Cap Value Portfolio
(identified cost, $22,414,159)	$31,159,082	7.6%
Tax-Managed Multi-Cap Opportunity Portfolio
(identified cost, $43,878,057)	$50,629,265	12.3%
Tax-Managed Mid-Cap Core Portfolio
(identified cost, $38,996,308)	$47,451,780	11.6%
Tax-Managed Small-Cap Growth Portfolio
(identified cost, $25,670,852)	$28,666,760	7.0%

Total Investments – 99.9%
(identified cost, $349,012,048)	$409,669,938	99.9%

Other Assets, Less Liabilities – 0.1%	$374,578	0.1%

Net Assets – 100%	$410,044,516	100.0%

A copy of each Portfolios’ Schedule of Investments is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Diversified Income Fund as of January 31, 2005
(Unaudited)

Eaton Vance Diversified Income Fund, a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At January 31, 2005, the Fund owned approximately 0.2% of Boston Income Portfolio’s outstanding interests, approximately 0.1% of Floating Rate Portfolio’s outstanding interests, and approximately 0.4% of Government Obligations Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at January 31, 2005 is set forth below.

Investment	Value	% of Net Assets

Boston Income Portfolio
(identified cost, $4,161,018)	$4,142,144	33.4%
Floating Rate Portfolio
(identified cost, $4,133,805)	$4,134,899	33.4%
Government Obligations Portfolio
(identified cost, $4,135,040)	$4,132,142	33.4%

Total Investments — 100.2%
(identified cost, $12,429,863)	$12,409,185	100.2%

Other Assets, Less Liabilities — (0.2%)	$(28,150)	(0.2)%

Net Assets — 100%	$12,381,035	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Equity Research Fund	as of January 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.4%

Security	Shares	Value

Aerospace and Defense — 3.1%
General Dynamics Corp.	107	$11,048
Lockheed Martin Corp.	208	12,024
Northrop Grumman Corp.	204	10,584
United Technologies Corp.	125	12,585
		$46,241

Auto Components — 1.0%
Borg-Warner, Inc.	292	$15,677

Banks — 4.4%
Bank of America Corp.	409	$18,965
Canadian Western Bank	160	3,291
National Bank of Canada	125	4,956
North Fork Bancorp.	205	5,883
Placer Sierra Bancshares	390	10,054
Wachovia Corp.	248	13,603
Wells Fargo & Co.	152	9,318
		$66,070

Beverages — 2.2%
Anheuser-Busch Cos., Inc.	195	$9,590
Coca Cola Co. (The)	148	6,141
PepsiCo, Inc.	335	17,989
		$33,720

Biotechnology — 2.6%
Abgenix, Inc. (1)	238	$2,090
Amgen, Inc. (1)	276	17,178
CV Therapeutics, Inc. (1)	238	4,905
Eyetech Pharmaceuticals, Inc.	90	3,317
Genzyme Corp. (1)	155	9,023
MedImmune Inc. (1)	131	3,099
		$39,612

Chemicals — 0.4%
Ecolab, Inc.	202	$6,797

Commercial Services and Supplies — 0.5%
Cendant Corp.	300	$7,065

Communications Equipment — 2.0%
Cisco Systems, Inc. (1)	590	$10,644
Corning, Inc. (1)	1,192	13,040
Research in Motion Ltd. (1)	102	7,272
		$30,956

Computers and Business Equipment — 1.9%
Dell, Inc. (1)	182	$7,600
International Business Machines Corp.	156	14,574
Lexmark International, Inc. (1)	91	7,585
		$29,759

1

Consumer Finance— 1.3%
Student Loan Corp.	105	$18,969

Containers & Packaging— 0.3%
Smurfit-Stone Container Corp. (1)	315	$4,738

Electrical Equipment — 0.5%
Emerson Electric Co.	107	$7,195

Electronics - Semiconductors — 5.6%
Advanced Micro Devices, Inc.	325	$5,135
Altera Corp. (1)	264	5,069
Analog Devices, Inc.	363	13,028
Applied Materials, Inc. (1)	226	3,593
Broadcom Corp., Class A (1)	75	2,387
Cymer, Inc. (1)	159	4,217
Intel Corp.	500	11,225
KLA-Tencor Corp. (1)	63	2,914
Linear Technology Corp.	250	9,435
Marvell Technology Group, Ltd. (1)	142	4,750
Maxim Integrated Products, Inc.	297	11,586
Microchip Technology, Inc.	260	6,773
Silicon Laboratories, Inc. (1)	142	4,842
		$84,954

Energy Equipment & Services — 2.6%
Halliburton Co.	671	$27,598
Transocean Inc. (1)	254	11,176
		$38,774

Financial Services - Diversified — 2.8%
Citigroup, Inc.	774	$37,965
EuroBancshares, Inc.	255	4,751
		$42,716

Food Products — 1.5%
Nestle SA, ADR	346	$22,708

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	196	$6,617
Boston Scientific Corp. (1)	188	6,215
Immucor, Inc.	25	765
Medtronic, Inc.	124	6,509
Thoratec Corp. (1)	202	2,010
Zimmer Holdings, Inc. (1)	78	6,150
		$28,266

Health Care Services — 3.3%
Aetna, Inc.	70	$8,893
AmerisourceBergen Corp.	102	5,945
Caremark Rx, Inc. (1)	457	17,869
HCA Inc.	163	7,257
WebMD Corp. (1)	321	2,424
WellPoint, Inc. (1)	65	7,898
		$50,286

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	127	$7,315
McDonald’s Corp.	254	8,227
		$15,542

Household Durables — 0.4%
Lennar Corp., Class A	92	$5,195
Lennar Corp., Class B	8	414
		$5,609

2

Household Products — 1.0%
Procter & Gamble Co.	284	$15,117

Industrial Conglomerates — 2.9%
General Electric Co.	541	$19,546
Tyco International Ltd.	664	23,997
		$43,543

Insurance — 4.5%
AFLAC Inc.	248	$9,798
Allstate Corp., (The)	113	5,700
American International Group, Inc.	301	19,953
Berkshire Hathaway, Inc., Class B (1)	5	14,971
MetLife, Inc.	159	6,320
Progressive Corp.	111	9,285
XL Capital Ltd., Class A	36	2,692
		$68,719

Investment Services — 3.3%
Affiliated Managers Group, Inc. (1)	111	$7,039
Goldman Sachs Group, Inc.	124	13,373
Legg Mason, Inc.	96	7,414
Lehman Brothers Holdings Inc.	127	11,581
Merrill Lynch & Co., Inc.	173	10,392
		$49,799

IT Consulting & Services — 1.4%
Accenture Ltd., Class A (1)	374	$9,743
CheckFree Corp.	100	3,900
Paychex, Inc.	240	7,318
		$20,961

Machinery — 2.7%
Caterpillar Inc.	112	$9,979
Danaher Corp.	272	14,927
Deere & Co.	239	16,594
		$41,500

Media — 3.4%
Getty Images, Inc. (1)	180	$12,546
McGraw-Hill Companies, Inc., (The)	142	12,851
Omnicom Group, Inc.	67	5,688
Time Warner Inc.	725	13,050
Viacom, Inc., Class B	194	7,244
		$51,379

Metals & Mining — 1.9%
Alcan Inc.	95	$3,778
Companhia Vale do Rio Doce, ADR	258	7,804
GrafTech International, Ltd. (1)	254	2,068
Inco Ltd. (1)	134	4,410
Meridian Gold Inc. (1)	234	4,327
Novelis Inc.	19	426
Teck Cominco Ltd., Class B	184	5,561
		$28,374

Oil and Gas — 6.3%
BP PLC, ADS	141	$8,406
ChevronTexaco Corp.	132	7,181
ConocoPhillips	109	10,114
Exxon Mobil Corp.	398	20,537

3

Statoil ASA, ADR	428	6,557
Total SA, ADR	129	13,874
Valero Energy Corp.	150	7,805
Williams Cos., Inc. (The)	1,245	20,928
		$95,402

Paper and Forest Products — 0.3%
Weyerhaeuser Co.	81	$5,054

Personal Products — 2.4%
Estee Lauder Cos., Class A	319	$14,400
Gillette Co.	429	21,759
		$36,159

Pharmaceuticals — 5.1%
Johnson & Johnson Co.	322	$20,833
King Pharmaceuticals, Inc. (1)	232	2,438
Lilly (Eli) & Co.	82	4,448
Pfizer, Inc.	1,065	25,730
Sepracor, Inc. (1)	125	7,147
Valeant Pharmaceuticals International	173	4,320
Wyeth	329	13,038
		$77,954

Retail - Food and Staples — 2.1%
Walgreen Co.	390	$16,618
Wal-Mart Stores, Inc.	279	14,620
		$31,238

Retail - Multiline — 1.1%
Target Corp.	331	$16,805

Retail - Specialty — 3.8%
Abercrombie & Fitch Co., Class A	413	$20,700
Home Depot, Inc.	630	25,994
Linens ‘N Things, Inc. (1)	411	10,645
		$57,339

Road & Rail — 0.5%
Swift Transportation Co., Inc. (1)	363	$8,095

Software Services — 4.3%
Magma Design Automation, Inc. (1)	320	$4,320
Microsoft Corp.	1,097	28,829
Oracle Corp. (1)	1,037	14,279
SAP AG, ADR	181	7,008
Symantec Corp. (1)	430	10,041
		$64,477

Telecommunication Services - Diversified — 2.1%
CenturyTel, Inc.	530	$17,278
Sprint Fon Group	605	14,417
		$31,695

Telecommunication Services - Wireless — 1.4%
SpectraSite, Inc. (1)	362	$21,213

Textiles Apparel & Luxury Goods — 0.8%
Nike Inc., Class B	95	$8,230
Polo Ralph Lauren Corp., Class A	95	3,700
Reebok International Ltd.	11	490
		$12,420

4

Thrifts & Mortgage Finance— 4.1%
Countrywide Financial Corp.	670	$24,790
Freddie Mac	97	6,333
Home Capital Group Inc.	135	3,591
IndyMac Bancorp, Inc.	263	9,720
R & G Financial Corp, Class B	236	8,701
W Holding Co., Inc.	465	6,064
WSFS Financial Corp.	55	3,144
		$62,343

Tobacco — 1.4%
Altria Group, Inc.	330	$21,064

Utilities - Electric— 2.3%
Entergy Corp.	169	$11,749
Exelon Corp.	254	11,239
TXU Corp.	173	11,972
		$34,960

Total Common Stocks (identified cost $1,326,297)		$1,491,264

Total Investments —98.4% (identified cost $1,326,297)		$1,491,264

Other Assets, Less Liabilities — 1.6%		$23,973

Net Assets — 100.0%		$1,515,237

ADR	-	American Depository Receipt
ADS	-	American Depository Share

(1)        Non-income producing security.

The Fund did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,326,297
Gross unrealized appreciation	$202,716
Gross unrealized depreciation	(37,749)
Net unrealized appreciation	$164,967

5

Eaton Vance Floating-Rate Fund as of January 31, 2005 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $3,903,000,141 and the Fund owned approximately 67.4% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of January 31, 2005 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At January 31, 2005, the Fund owned approximately 26.9% of Floating Rate Portfolio’s outstanding interests and approximately 18.4% of High Income Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at January 31, 2005 is set forth below followed by the Schedule of Investments of Floating Rate Portfolio.

Investment	Value	% of Net Assets

Floating Rate Portfolio
(identified cost, $1,553,841,053)	$1,561,227,600	87.5%
High Income Portfolio
(identified cost, $216,596,479)	$224,484,972	12.6%

Total Investments — 100.7%
(identified cost, $1,770,437,532)	$1,785,712,572	100.1%

Other Assets, Less Liabilities	$(2,479,415)	(0.1)%

Net Assets — 100%	$1,783,233,157	100.0%

A copy of the Form N-Q (containing a Schedule of Investments) for High Income Portfolio at January 31, 2005 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Floating Rate Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS

Senior, Floating Rate Interests — 89.4% (1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.6%
	Alliant Techsystems, Inc.
$15,942,527	Term Loan, 4.36%, Maturing March 31, 2011	$16,171,700
	Caci International, Inc.
9,359,300	Term Loan, 3.95%, Maturing May 3, 2011	9,482,141
	Ceradyne, Inc.
6,718,163	Term Loan, 4.00%, Maturing August 18, 2011	6,814,736
	DRS Technologies, Inc.
9,860,607	Term Loan, 4.26%, Maturing November 4, 2010	9,962,300
	K&F Industries, Inc.
10,211,225	Term Loan, 5.08%, Maturing November 18, 2012	10,387,798
	Standard Aero Holdings, Inc.
8,384,596	Term Loan, 4.99%, Maturing August 24, 2012	8,518,229
	Transdigm, Inc.
16,758,871	Term Loan, 4.67%, Maturing July 22, 2010	17,005,026
	United Defense Industries, Inc.
7,057,288	Term Loan, 4.57%, Maturing June 30, 2009	7,148,447
	Vought Aircraft
2,000,000	Term Loan, 5.02%, Maturing December 17, 2011	2,031,250
7,675,000	Term Loan, 5.08%, Maturing December 17, 2011	7,799,719
		$95,321,346

Air Transport — 0.2%
	United Airlines, Inc.
14,000,000	DIP Loan, 8.00%, Maturing June 30, 2005	14,131,250
		$14,131,250

Automotive — 4.3%
	Affina Group, Inc.
$5,057,000	Term Loan, 5.44%, Maturing November 30, 2011	$5,142,969
	Citation Corp.
911,111	Revolving Loan, 6.44%, Maturing March 31, 2005	906,556
	Collins & Aikman Products, Co.
500,000	Revolving Loan, 6.42%, Maturing December 31, 2005	502,500
12,508,470	Revolving Loan, 6.34%, Maturing August 31, 2009	12,552,775
	CSA Acquisition Corp.
3,390,583	Term Loan, 4.75%, Maturing December 23, 2011	3,427,314
3,404,000	Term Loan, 4.75%, Maturing December 23, 2011	3,440,876
	Dayco Products, LLC
12,713,074	Term Loan, 5.37%, Maturing June 23, 2011	12,919,661
	Dura Operating Corp.
5,112,213	Term Loan, 5.05%, Maturing March 31, 2007	5,159,077
	Exide Technologies
4,882,500	Term Loan, 6.02%, Maturing May 5, 2010	4,760,437
4,882,500	Term Loan, 6.02%, Maturing May 5, 2010	4,760,437
	Federal-Mogul Corp.
4,108,827	Term Loan, 4.65%, Maturing February 24, 2005	3,902,872
6,000,000	Term Loan, 4.90%, Maturing February 24, 2005	5,717,250
5,137,364	Term Loan, 6.33%, Maturing February 24, 2005	5,169,472
11,843,734	Revolving Loan, 6.33%, Maturing February 24, 2005	11,873,344
4,754,768	Revolving Loan, 4.15%, Maturing December 31, 2005	4,502,171
	HLI Operating Co., Inc.
8,567,658	Term Loan, 6.24%, Maturing June 3, 2009	8,728,302
	Key Automotive Group
5,450,177	Term Loan, 5.55%, Maturing June 29, 2010	5,545,555
	Keystone Automotive Operations
12,725,288	Term Loan, 5.07%, Maturing October 30, 2009	12,871,094

	Meridian Automotive Systems
$992,500	Term Loan, 6.83%, Maturing April 27, 2010	$943,186
	Metaldyne Corp.
9,394,986	Term Loan, 7.06%, Maturing December 31, 2009	9,414,555
	Plastech Engineered Products
7,654,827	Term Loan, 5.31%, Maturing March 31, 2010	7,707,454
	Tenneco Automotive, Inc.
13,311,244	Term Loan, 5.35%, Maturing December 12, 2009	13,571,918
5,232,490	Term Loan, 5.40%, Maturing December 12, 2010	5,334,957
	The Goodyear Tire & Rubber Co.
17,593,357	Term Loan, 6.56%, Maturing March 31, 2006	17,917,743
8,550,000	Term Loan, 7.03%, Maturing March 31, 2006	8,688,937
4,000,000	Term Loan, 6.13%, Maturing September 30, 2007	4,043,752
	TI Automotive Limited
7,565,000	Term Loan, 6.03%, Maturing June 30, 2011	7,522,447
	Trimas Corp.
8,511,500	Term Loan, 6.19%, Maturing December 31, 2009	8,632,525
	TRW Automotive, Inc.
10,900,000	Term Loan, 4.33%, Maturing June 30, 2009	11,013,545
14,100,000	Term Loan, 3.88%, Maturing October 31, 2010	14,166,101
21,976,205	Term Loan, 4.38%, Maturing February 27, 2011	22,044,880
	United Components, Inc.
7,348,171	Term Loan, 4.78%, Maturing June 30, 2010	7,456,101
		$250,340,763

Beverage and Tobacco — 1.3%
	Constellation Brands, Inc.
37,355,000	Term Loan, 4.40%, Maturing December 22, 2011	37,868,631
	Culligan International Co.
7,150,000	Term Loan, 4.92%, Maturing September 30, 2011	7,258,737
	DS Waters, L.P.
1,692,724	Term Loan, 6.85%, Maturing November 7, 2009	1,588,517

	Southern Wine & Spirits of America
$21,452,767	Term Loan, 4.81%, Maturing June 28, 2008	$21,771,212
	Sunny Delight Beverages Co.
5,000,000	Term Loan, 6.78%, Maturing August 20, 2010	4,887,500
		$73,374,597

Building and Development — 5.0%
	Agbri Octagon
895,474	Term Loan, 4.65%, Maturing May 31, 2005	888,758
	BRE/Homestead, LLC
12,950,000	Term Loan, 6.45%, Maturing January 11, 2006	12,925,719
	Concordia Properties, LLC
3,500,000	Term Loan, 6.06%, Maturing January 31, 2006	3,502,187
	Contech Construction Products, Inc.
3,169,000	Term Loan, 4.94%, Maturing December 7, 2010	3,222,477
	DMB/CHII, LLC
2,679,547	Term Loan, 4.85%, Maturing March 3, 2009	2,686,246
	Formica Corp.
577,012	Term Loan, 7.73%, Maturing June 10, 2010	579,897
715,090	Term Loan, 7.73%, Maturing June 10, 2010	718,666
1,398,286	Term Loan, 7.73%, Maturing June 10, 2010	1,405,278
2,058,272	Term Loan, 7.73%, Maturing June 10, 2010	2,068,564
	FT-FIN Acquistion, LLC
7,290,566	Term Loan, 6.94%, Maturing November 17, 2007	7,308,792
	General Growth Properties, Inc.
3,235,946	Term Loan, 4.64%, Maturing November 12, 2007	3,244,709
54,175,000	Term Loan, 4.64%, Maturing November 12, 2008	54,609,538
	Landsource Communities, LLC
18,000,000	Term Loan, 5.06%, Maturing March 31, 2010	18,286,580
	Maax Corp.
6,623,000	Term Loan, 5.15%, Maturing June 4, 2011	6,697,509

	Macerich Partnership, L.P.
$7,280,700	Revolving Loan, 4.06%, Maturing July 30, 2008	$7,280,700
	Mueller Group, Inc.
14,552,294	Term Loan, 5.97%, Maturing April 23, 2011	14,725,103
	NCI Building Systems, Inc.
8,334,325	Term Loan, 4.39%, Maturing June 18, 2010	8,448,922
	Newkirk Master, L.P.
12,159,681	Term Loan, 7.02%, Maturing November 24, 2006	12,342,076
	Newkirk Tender Holdings, LLC
5,401,619	Term Loan, 7.06%, Maturing May 25, 2006	5,455,635
3,833,333	Term Loan, 8.48%, Maturing May 25, 2006	3,871,667
	Nortek, Inc.
14,513,625	Term Loan, 4.75%, Maturing August 27, 2011	14,770,632
	Panolam Industries Holdings
6,234,557	Term Loan, 5.68%, Maturing June 3, 2011	6,320,282
	Ply Gem Industries, Inc.
3,350,000	Term Loan, 4.59%, Maturing February 12, 2011	3,391,875
1,314,314	Term Loan, 5.28%, Maturing February 12, 2011	1,330,743
8,951,286	Term Loan, 5.28%, Maturing February 12, 2011	9,063,177
	South Edge, LLC
11,312,500	Term Loan, 4.44%, Maturing October 31, 2007	11,372,603
3,437,500	Term Loan, 4.69%, Maturing October 31, 2009	3,466,506
	St. Marys Cement, Inc.
16,261,602	Term Loan, 4.56%, Maturing December 4, 2010	16,454,708
	Sugarloaf Mills, LLC
5,975,000	Term Loan, 5.40%, Maturing April 7, 2008	5,975,000
	The Woodlands Community Property Co.
5,888,000	Term Loan, 5.00%, Maturing November 30, 2007	5,939,520
1,840,000	Term Loan, 7.13%, Maturing November 30, 2007	1,867,600

	Tousa/Kolter, LLC
$10,937,333	Term Loan, 4.19%, Maturing January 7, 2008	$10,992,020
	Tower Financing, LLC
7,300,000	Term Loan, 6.02%, Maturing July 9, 2008	7,309,125
	W9/Gpt Real Estate, L.P
4,481,468	Term Loan, 4.64%, Maturing March 27, 2006	4,481,468
	Whitehall Street Real Estate, L.P.
14,077,192	Term Loan, 6.33%, Maturing September 11, 2006(2)	14,327,766
	Wilmorite Holdings, L.P.
4,650,000	Term Loan, 5.38%, Maturing March 31, 2006	4,673,250
		$292,005,298

Business Equipment and Services — 2.2%
	Allied Security Holdings, LLC
8,338,095	Term Loan, 6.81%, Maturing June 30, 2010	8,473,589
	Baker & Taylor, Inc.
8,640,000	Revolving Loan, 5.01%, Maturing May 6, 2011	8,553,600
4,650,000	Term Loan, 9.35%, Maturing May 6, 2011	4,690,687
	Buhrmann US, Inc.
11,971,362	Term Loan, 4.94%, Maturing December 31, 2010	12,128,487
	Global Imaging Systems, Inc.
3,184,752	Term Loan, 4.66%, Maturing May 10, 2010	3,224,562
	Infousa, Inc.
2,537,500	Term Loan, 5.06%, Maturing March 25, 2009	2,562,875
2,697,000	Term Loan, 5.25%, Maturing June 9, 2010	2,730,712
	Iron Mountain, Inc.
20,068,181	Term Loan, 4.19%, Maturing April 2, 2011	20,216,183
25,500,000	Term Loan, 4.22%, Maturing April 2, 2011	25,728,429
	Language Line, Inc.
12,930,526	Term Loan, 6.77%, Maturing June 11, 2011	13,113,713
	Mitchell International, Inc.
6,011,215	Term Loan, 5.55%, Maturing August 13, 2011	6,107,022

	Quintiles Transnational Corp.
$9,696,172	Term Loan, 6.82%, Maturing September 25, 2009	$9,865,855
	United Online, Inc.
2,405,000	Term Loan, 5.90%, Maturing December 13, 2008	2,438,069
	Williams Scotsman, Inc.
5,669,313	Term Loan, 5.38%, Maturing December 31, 2006	5,747,266
	Worldspan, L.P.
2,076,655	Term Loan, 6.43%, Maturing June 30, 2007	2,094,826
		$127,675,875

Cable and Satellite Television — 3.7%
	Adelphia Communications Corp.
6,713,415	DIP Loan, 4.81%, Maturing March 31, 2005	6,756,770
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 5.69%, Maturing February 10, 2011	10,149,364
	Bragg Communication, Inc.
7,704,950	Term Loan, 4.90%, Maturing August 31, 2011	7,810,893
	Bresnan Communications, LLC
895,550	Term Loan, 6.04%, Maturing September 30, 2009	906,465
3,000,000	Term Loan, 6.04%, Maturing September 30, 2010	3,047,343
	Canadien Cable Aquisition
6,651,575	Term Loan, 5.56%, Maturing July 30, 2011	6,728,487
	Cebridge Connections, Inc.
5,260,250	Term Loan, 5.56%, Maturing February 23, 2009	5,279,976
	Charter Communications Operating, LLC
7,000,000	Term Loan, 5.73%, Maturing April 27, 2010	6,954,066
56,730,000	Term Loan, 5.98%, Maturing April 27, 2011	56,628,680
	Insight Midwest Holdings, LLC
14,270,925	Term Loan, 5.44%, Maturing December 31, 2009	14,511,746
9,900,000	Term Loan, 5.44%, Maturing December 31, 2009	10,068,607

	MCC Iowa, LLC
$2,597,000	Term Loan, 4.11%, Maturing March 31, 2010	$2,575,899
	Mediacom Broadband
9,947,506	Term Loan, 5.00%, Maturing September 30, 2010	10,082,424
	Mediacom Illinois, LLC
15,200,000	Term Loan, 4.88%, Maturing March 31, 2013	15,267,853
	NTL, Inc.
11,300,000	Term Loan, 5.20%, Maturing April 13, 2012	11,413,000
	Panamsat Corp.
27,189,439	Term Loan, 5.25%, Maturing August 20, 2011(3)	27,431,262
	Telewest Global Finance, LLC
2,915,000	Term Loan, 4.58%, Maturing December 22, 2012	2,951,073
2,225,000	Term Loan, 5.08%, Maturing December 22, 2013	2,253,647
	UGS Corp.
15,191,156	Term Loan, 4.83%, Maturing May 27, 2011	15,428,518
		$216,246,073

Chemicals and Plastics — 4.0%
	Brenntag, AG
15,680,000	Term Loan, 4.73%, Maturing December 9, 2011	15,835,232
	Hercules, Inc.
7,565,992	Term Loan, 3.99%, Maturing October 8, 2010	7,654,658
	Huntsman International, LLC
19,451,095	Term Loan, 5.00%, Maturing December 31, 2010	19,757,450
	Huntsman, LLC
11,000,000	Term Loan, 6.05%, Maturing March 31, 2010	11,195,250
	Innophos, Inc.
8,257,125	Term Loan, 3.87%, Maturing August 13, 2010	8,370,661
	Invista B.V.
14,803,412	Term Loan, 5.31%, Maturing April 29, 2011	15,080,976
6,678,942	Term Loan, 5.31%, Maturing April 29, 2011	6,791,649
	ISP Chemco, Inc.
12,579,938	Term Loan, 4.40%, Maturing March 27, 2011	12,734,570

	Kraton Polymer
$10,787,333	Term Loan, 5.33%, Maturing December 5, 2008	$10,886,221
	Nalco Co.
3,272,971	Term Loan, 5.38%, Maturing November 4, 2009	3,316,338
33,306,320	Term Loan, 4.64%, Maturing November 4, 2010	33,808,213
	Professional Paint, Inc.
2,844,000	Term Loan, 5.74%, Maturing September 30, 2011	2,883,105
	Resolution Specialty Materials
6,783,000	Term Loan, 5.19%, Maturing August 2, 2010	6,895,347
	Rockwood Specialties Group, Inc.
27,925,000	Term Loan, 4.95%, Maturing July 30, 2012	28,271,577
	Solo Cup Co.
19,418,855	Term Loan, 4.99%, Maturing February 27, 2011	19,789,037
	United Industries Corp.
323,077	Revolving Loan, 6.75%, Maturing April 30, 2010	322,673
21,598,838	Term Loan, 6.75%, Maturing April 29, 2011	21,652,835
	Wellman, Inc.
4,750,000	Term Loan, 6.16%, Maturing February 10, 2009	4,835,106
	Westlake Chemical Corp.
1,250,000	Term Loan, 3.49%, Maturing July 31, 2010	1,266,406
		$231,347,304

Clothing/Textiles — 0.5%
	Propex Fabrics, Inc.
11,035,000	Term Loan, 4.70%, Maturing December 1, 2011	11,076,381
	SI Corp.
582,524	Revolving Loan, 8.75%, Maturing December 2, 2009	567,961
9,128,279	Term Loan, 6.61%, Maturing December 9, 2009	9,282,319
	St. John Knits International
4,088,462	Term Loan, 6.06%, Maturing July 31, 2007	4,131,902
	The William Carter Co.
777,934	Term Loan, 5.01%, Maturing September 30, 2008	789,603
		$25,848,166

Conglomerates — 1.8%
	Amsted Industries, Inc.
$18,848,422	Term Loan, 5.43%, Maturing October 15, 2010	$19,195,949
	Blount, Inc.
7,740,621	Term Loan, 5.08%, Maturing August 9, 2010	7,872,854
	Goodman Global Holdings, Inc.
9,535,000	Term Loan, 4.81%, Maturing December 23, 2011	9,689,944
	Johnson Diversey, Inc.
10,157,592	Term Loan, 4.43%, Maturing November 30, 2009	10,340,114
	Polymer Group, Inc.
13,136,667	Term Loan, 5.78%, Maturing April 27, 2010	13,292,665
2,500,000	Term Loan, 8.78%, Maturing April 27, 2011	2,528,125
	PP Acquisition Corp.
18,808,617	Term Loan, 4.83%, Maturing November 12, 2011	19,090,746
	Rexnord Corp.
9,895,532	Term Loan, 5.46%, Maturing November 30, 2009	9,994,488
	Roper Industries, Inc.
10,192,153	Term Loan, 3.72%, Maturing December 13, 2009	10,262,224
		$102,267,109

Containers and Glass Products — 4.5%
	Ball Corp.
2,184,092	Term Loan, 4.31%, Maturing December 31, 2009	2,209,347
5,600,327	Term Loan, 4.31%, Maturing December 31, 2009	5,681,532
	Berry Plastics Corp.
16,980,356	Term Loan, 4.22%, Maturing July 22, 2010	17,242,143
	Bway Corp.
7,774,908	Term Loan, 4.75%, Maturing June 30, 2011	7,907,726
	Celanese AG
11,785,463	Term Loan, 4.81%, Maturing April 6, 2011	11,829,658
7,250,000	Term Loan, 2.40%, Maturing June 4, 2011	7,286,250

	Consolidated Container Holding
$5,596,875	Term Loan, 5.13%, Maturing December 15, 2008	$5,670,334
	Dr. Pepper/Seven Up Bottling
22,639,530	Term Loan, 4.47%, Maturing December 19, 2010	23,024,401
	Graham Packaging Holdings Co.
27,485,000	Term Loan, 5.09%, Maturing October 7, 2011	27,894,829
1,000,000	Term Loan, 6.81%, Maturing October 7, 2012	1,028,375
	Graphic Packaging International, Inc.
33,548,604	Term Loan, 5.14%, Maturing August 8, 2009	34,156,673
	Greif Bros. Corp.
2,711,556	Term Loan, 3.63%, Maturing August 31, 2008	2,743,192
	IPG (US), Inc.
9,526,125	Term Loan, 4.79%, Maturing July 28, 2011	9,651,155
	Kranson Industries, Inc.
4,129,250	Term Loan, 5.31%, Maturing July 30, 2011	4,191,189
	Owens-Illinois, Inc.
5,306,695	Term Loan, 4.95%, Maturing April 1, 2007	5,403,144
4,184,576	Term Loan, 5.23%, Maturing April 1, 2008	4,260,421
744,826	Term Loan, 5.33%, Maturing April 1, 2008	758,885
	Printpack Holdings, Inc.
11,528,193	Term Loan, 4.38%, Maturing April 30, 2009	11,650,680
	Silgan Holdings, Inc.
27,429,025	Term Loan, 4.33%, Maturing December 31, 2008	27,823,318
	Smurfit-Stone Container Corp.
3,050,823	Term Loan, 2.10%, Maturing November 1, 2011	3,100,399
9,757,874	Term Loan, 4.44%, Maturing November 1, 2011	9,914,918
24,381,575	Term Loan, 4.57%, Maturing November 1, 2011	24,768,633
	Sola International, Inc.
2,887,500	Term Loan, 5.08%, Maturing December 11, 2009	2,927,203
	U.S. Can Corp.
7,887,888	Term Loan, 6.40%, Maturing January 10, 2010	7,873,098
		$258,997,503

Cosmetics/Toiletries — 0.8%
	American Safety Razor Co.
$1,738,728	Term Loan, 5.70%, Maturing April 29, 2011	$1,747,422
	Church & Dwight Co., Inc.
24,438,667	Revolving Loan, 4.31%, Maturing May 30, 2011	24,779,782
	Prestige Brands, Inc.
13,641,704	Term Loan, 5.29%, Maturing April 7, 2011	13,786,647
	Revlon Consumer Products Corp.
5,600,000	Term Loan, 8.51%, Maturing July 9, 2010	5,828,665
		$46,142,516

Drugs — 0.6%
	Herbalife International, Inc.
7,775,000	Term Loan, 5.16%, Maturing December 21, 2010	7,908,637
	Warner Chilcott Corp.
6,279,192	Term Loan, 5.23%, Maturing January 18, 2012	6,333,351
2,900,810	Term Loan, 5.23%, Maturing January 18, 2012	2,925,830
15,583,010	Term Loan, 5.23%, Maturing January 18, 2012	15,717,414
		$32,885,232

Ecological Services and Equipment — 1.5%
	Alderwoods Group, Inc.
6,223,285	Term Loan, 4.63%, Maturing September 29, 2009(3)	6,320,524
	Allied Waste Industries, Inc.
7,017,262	Term Loan, 3.90%, Maturing January 15, 2009	7,117,040
4,907,655	Term Loan, 4.90%, Maturing January 5, 2010	4,978,202
19,787,707	Term Loan, 5.13%, Maturing January 15, 2010	20,103,954
4,907,655	Term Loan, 5.26%, Maturing January 15, 2010	4,986,384
	Casella Waste Systems, Inc.
6,468,000	Term Loan, 5.14%, Maturing January 24, 2010	6,550,874

	Environmental Systems, Inc.
$6,472,234	Term Loan, 6.12%, Maturing December 12, 2008	$6,553,137
1,000,000	Term Loan, 12.49%, Maturing December 12, 2010	1,033,750
	IESI Corp.
6,867,647	Term Loan, 4.65%, Maturing January 20, 2012	6,979,246
	Ionics, Inc.
8,972,937	Term Loan, 5.31%, Maturing February 13, 2011	9,003,786
	National Waterworks, Inc.
6,328,232	Term Loan, 5.06%, Maturing November 22, 2009	6,438,976
	Sensus Metering Systems, Inc.
1,086,522	Term Loan, 4.92%, Maturing December 17, 2010	1,093,539
7,243,478	Term Loan, 5.16%, Maturing December 17, 2010	7,290,257
		$88,449,669

Electronics/Electrical — 2.1%
	AMI Semiconductor
6,919,994	Term Loan, 5.08%, Maturing September 30, 2008	7,006,494
	Amphenol Corp.
16,943,007	Term Loan, 3.79%, Maturing May 6, 2010	17,146,849
	Communications & Power, Inc.
7,327,313	Term Loan, 4.93%, Maturing July 23, 2010	7,433,787
	Enersys Capital, Inc.
8,458,576	Term Loan, 4.27%, Maturing March 17, 2011	8,596,028
	Fairchild Semiconductor Corp.
10,103,693	Term Loan, 4.69%, Maturing June 19, 2008	10,217,360
7,560,000	Term Loan, 4.69%, Maturing December 31, 2010	7,645,050
	Invensys International Holding
18,821,217	Term Loan, 6.09%, Maturing September 5, 2009	19,150,588
	Memec Group Limited
7,500,000	Term Loan, 5.06%, Maturing June 15, 2009	7,473,750
	Panavision, Inc.
3,233,338	Term Loan, 8.48%, Maturing January 12, 2007	3,265,671

	Rayovac Corp.
$6,911,659	Term Loan, 5.46%, Maturing September 30, 2009	$6,990,853
	Seagate Technology Holdings
13,824,956	Term Loan, 4.56%, Maturing November 22, 2006	14,064,736
	Securityco, Inc.
7,089,375	Term Loan, 6.44%, Maturing June 28, 2010	7,160,269
	Vertafore, Inc.
5,525,000	Term Loan, 5.27%, Maturing December 22, 2010	5,566,437
		$121,717,872

Equipment Leasing — 0.5%
	Ashtead Group, PLC
5,125,000	Term Loan, 4.81%, Maturing November 12, 2009	5,205,078
	United Rentals, Inc.
3,941,546	Term Loan, 3.36%, Maturing February 14, 2011	4,001,903
19,390,769	Term Loan, 4.81%, Maturing February 14, 2011	19,690,724
		$28,897,705

Farming/Agriculture — 0.4%
	Central Garden & Pet Co.
6,392,625	Term Loan, 4.33%, Maturing May 19, 2009	6,440,570
	IMC Global, Inc.
8,344,205	Term Loan, 7.02%, Maturing November 17, 2006	8,376,539
	The Scotts Co.
5,563,101	Term Loan, 4.06%, Maturing September 30, 2010	5,622,704
		$20,439,813

Financial Intermediaries — 1.1%
	AIMCO Properties, L.P.
24,843,750	Term Loan, 4.18%, Maturing November 2, 2009	25,325,098
	Coinstar, Inc.
5,630,613	Term Loan, 4.84%, Maturing July 7, 2011	5,729,149
	Corrections Corp. of America
11,464,830	Term Loan, 4.86%, Maturing March 31, 2008	11,658,299

	Refco Group Ltd., LLC
$17,131,500	Term Loan, 5.27%, Maturing August 5, 2011	$17,339,219
	Wackenhut Corrections Corp.
2,524,188	Term Loan, 5.13%, Maturing July 9, 2009	2,568,362
		$62,620,127

Food Products — 2.5%
	Acosta Sales Co., Inc.
7,132,125	Term Loan, 4.62%, Maturing August 13, 2010	7,245,797
	American Seafoods Holdings, LLC
944,142	Term Loan, 5.56%, Maturing September 30, 2007	945,912
4,810,055	Term Loan, 5.81%, Maturing March 31, 2009	4,880,705
	Atkins Nutritional, Inc.
1,877,875	Term Loan, 8.18%, Maturing November 26, 2009	1,699,477
	Del Monte Corp.
12,316,003	Term Loan, 4.96%, Maturing December 20, 2010	12,392,978
	Doane Pet Care Co.
11,142,075	Term Loan, 6.43%, Maturing November 5, 2009	11,337,061
	Dole Food Co., Inc.
4,195,149	Term Loan, 4.71%, Maturing September 29, 2008	4,265,288
6,053,617	Term Loan, 4.80%, Maturing September 29, 2008	6,154,827
	Interstate Brands Corp.
1,875,000	Term Loan, 6.05%, Maturing July 19, 2006	1,832,031
1,972,066	Term Loan, 5.97%, Maturing July 19, 2007	1,923,997
6,046,139	Term Loan, 6.65%, Maturing July 19, 2007	5,917,659
	Land O’ Lakes
482,778	Term Loan, 5.71%, Maturing October 1, 2007	490,422
	Merisant Co.
14,011,625	Term Loan, 5.48%, Maturing January 31, 2010	14,072,926
	Michael Foods, Inc.
12,921,826	Term Loan, 5.07%, Maturing November 20, 2010	13,147,958
6,200,000	Term Loan, 6.59%, Maturing November 20, 2011	6,378,250

	Nash-Finch Co.
$6,300,000	Term Loan, 4.75%, Maturing November 12, 2010	$6,382,687
	Pinnacle Foods Holdings Corp.
230,769	Revolving Loan, 5.76%, Maturing November 25, 2009	226,154
16,321,617	Term Loan, 5.81%, Maturing November 25, 2010	16,352,220
6,108,883	Term Loan, 5.81%, Maturing November 25, 2010	6,113,972
	Reddy Ice Group, Inc.
2,096,577	Term Loan, 5.08%, Maturing July 31, 2009	2,123,658
9,252,230	Term Loan, 5.08%, Maturing July 31, 2009	9,371,741
	Seminis Vegetable Seeds, Inc.
10,070,771	Term Loan, 4.46%, Maturing September 30, 2009	10,123,220
		$143,378,940

Food Service — 2.0%
	AFC Enterprises, Inc.
521,922	Term Loan, 6.07%, Maturing May 23, 2008	527,141
3,476,944	Term Loan, 5.78%, Maturing May 23, 2009	3,509,540
	Buffets, Inc.
227,273	Term Loan, 5.70%, Maturing June 28, 2009	228,409
11,685,719	Term Loan, 6.27%, Maturing June 28, 2009	11,744,148
	Carrols Corp.
7,630,000	Term Loan, 5.06%, Maturing May 31, 2010	7,763,525
	CKE Restaurants, Inc.
4,400,654	Term Loan, 4.94%, Maturing May 1, 2010	4,466,664
	Denny’s, Inc.
8,770,000	Term Loan, 5.73%, Maturing September 21, 2009	8,975,551
	Domino’s, Inc.
31,228,096	Term Loan, 4.31%, Maturing June 25, 2010	31,670,505
	Gate Gourmet Borrower, LLC
8,252,000	Term Loan, 10.50%, Maturing December 31, 2008	7,952,865
	Jack in the Box, Inc.
12,028,500	Term Loan, 4.75%, Maturing January 8, 2011	12,197,657

	Landry’s Restaurants, Inc.
$3,805,000	Term Loan, 4.53%, Maturing December 28, 2010	$3,847,806
	Maine Beverage Co., LLC
3,928,571	Term Loan, 5.89%, Maturing June 30, 2010	3,948,214
	Weight Watchers International
805,715	Revolving Loan, 4.32%, Maturing March 31, 2009	805,212
4,538,625	Term Loan, 4.16%, Maturing March 31, 2010	4,591,577
12,214,720	Term Loan, 4.25%, Maturing March 31, 2010	12,357,230
		$114,586,044

Food/Drug Retailers — 1.8%
	Cumberland Farms, Inc.
8,958,478	Term Loan, 5.10%, Maturing September 8, 2008	9,031,266
	General Nutrition Centers, Inc.
4,446,460	Term Loan, 5.55%, Maturing December 5, 2009	4,471,472
	Giant Eagle, Inc.
4,655,367	Term Loan, 4.20%, Maturing August 6, 2009	4,714,527
13,549,597	Term Loan, 4.39%, Maturing August 6, 2009	13,721,785
	Rite Aid Corp.
12,221,370	Term Loan, 4.24%, Maturing September 22, 2009	12,324,494
	Roundy’s, Inc.
20,298,856	Term Loan, 4.26%, Maturing June 6, 2009	20,546,258
	The Jean Coutu Group (PJC), Inc.
28,883,875	Term Loan, 5.00%, Maturing July 30, 2011	29,344,226
	The Pantry, Inc.
8,504,110	Term Loan, 4.83%, Maturing March 12, 2011	8,647,617
		$102,801,645

Forest Products — 2.0%
	Appleton Papers, Inc.
12,522,075	Term Loan, 4.56%, Maturing June 11, 2010	12,670,775
	Boise Cascade Holdings, LLC
34,091,223	Term Loan, 4.84%, Maturing September 29, 2010	34,579,511
24,054,795	Term Loan, 4.84%, Maturing October 28, 2010	24,112,189

	Buckeye Technologies, Inc.
$10,401,228	Term Loan, 4.71%, Maturing April 15, 2010	$10,583,250
	Koch Cellulose, LLC
2,657,798	Term Loan, 4.39%, Maturing May 7, 2011	2,693,513
10,697,913	Term Loan, 4.80%, Maturing May 7, 2011	10,841,672
	RLC Industries Co.
22,877,840	Term Loan, 4.08%, Maturing February 24, 2010	22,949,333
		$118,430,243

Healthcare — 6.4%
	Accredo Health, Inc.
15,545,978	Term Loan, 4.48%, Maturing April 30, 2011	15,677,154
	Advanced Medical Optics, Inc.
8,281,273	Term Loan, 4.49%, Maturing June 25, 2009	8,371,854
	Alliance Imaging, Inc.
8,756,240	Term Loan, 4.92%, Maturing June 10, 2008	8,841,070
	AMN Healthcare, Inc.
2,699,578	Term Loan, 5.56%, Maturing October 2, 2008	2,724,887
	Ardent Health Services, Inc.
10,374,000	Term Loan, 4.80%, Maturing July 12, 2011	10,461,536
	Colgate Medical, Ltd.
4,553,118	Term Loan, 4.55%, Maturing December 30, 2008	4,610,032
	Community Health Systems, Inc.
43,128,759	Term Loan, 4.15%, Maturing August 19, 2011	43,519,635
	Concentra Operating Corp.
13,633,241	Term Loan, 5.05%, Maturing June 30, 2009	13,809,342
	Conmed Corp.
5,805,295	Term Loan, 4.95%, Maturing December 31, 2007	5,875,139
	Corss Country Healthcare, Inc.
1,754,816	Term Loan, 5.64%, Maturing June 5, 2009	1,771,267

	Dade Behring Holdings, Inc.
$1,657,131	Term Loan, 4.31%, Maturing October 3, 2008	$1,669,559
	Davita, Inc.
35,155,985	Term Loan, 4.52%, Maturing March 31, 2009	35,287,820
5,486,250	Term Loan, 4.27%, Maturing July 20, 2010	5,512,211
	DJ Orthopedics, Inc.
11,892,870	Term Loan, 4.83%, Maturing May 15, 2009	12,086,129
	Encore Medical IHC, Inc.
8,150,000	Term Loan, 5.42%, Maturing October 4, 2010	8,287,531
	Envision Worldwide, Inc.
6,382,222	Term Loan, 7.39%, Maturing September 30, 2010	6,398,178
	Express Scripts, Inc.
10,619,750	Term Loan, 3.70%, Maturing February 13, 2010	10,721,519
	FHC Health Systems, Inc.
2,321,429	Term Loan, 8.40%, Maturing December 18, 2009	2,356,250
1,625,000	Term Loan, 10.40%, Maturing December 18, 2009	1,649,375
	Fisher Scientific International, Inc.
18,260,744	Term Loan, 4.08%, Maturing August 2, 2011	18,420,525
	Hanger Orthopedic Group, Inc.
4,698,063	Term Loan, 6.06%, Maturing September 30, 2009	4,739,172
	Iasis Healthcare, LLC
12,079,300	Term Loan, 4.81%, Maturing June 16, 2011	12,268,039
	Kinetic Concepts, Inc.
13,749,078	Term Loan, 4.31%, Maturing October 3, 2009	13,863,649
	Knowledge Learning Corp.
28,450,000	Term Loan, 5.05%, Maturing January 7, 2012	28,716,719
	Leiner Health Products, Inc.
8,308,250	Term Loan, 5.56%, Maturing May 27, 2011	8,432,874
	Magellan Health Services, Inc.
3,679,054	Term Loan, 4.68%, Maturing August 15, 2008	3,731,940
6,254,392	Term Loan, 4.74%, Maturing August 15, 2008	6,344,299

	Medcath Holdings Corp.
$3,029,775	Term Loan, 5.12%, Maturing July 2, 2011	$3,061,966
	National Mentor, Inc.
5,605,950	Term Loan, 5.48%, Maturing September 30, 2011	5,709,312
	SFBC International, Inc.
4,140,000	Term Loan, 5.61%, Maturing December 21, 2011	4,212,450
	Sunrise Medical Holdings, Inc.
7,471,694	Term Loan, 5.81%, Maturing May 13, 2010	7,555,751
	Sybron Dental Management, Inc.
6,729,519	Term Loan, 4.26%, Maturing June 6, 2009	6,774,735
	Team Health, Inc.
8,291,231	Term Loan, 5.81%, Maturing March 23, 2011	8,317,141
	The Cooper Companies, Inc.
5,500,000	Term Loan, 4.19%, Maturing November 15, 2009	5,579,062
	Triad Hospitals Holdings
1,707,129	Term Loan, 4.58%, Maturing September 30, 2006	1,716,376
12,027,404	Term Loan, 4.83%, Maturing March 31, 2008	12,231,196
	Vanguard Health Holding Co., LLC
1,200,000	Term Loan, 2.26%, Maturing September 23, 2005	1,214,250
7,154,575	Term Loan, 5.79%, Maturing September 23, 2011	7,290,963
	Vicar Operating, Inc.
3,573,000	Term Loan, 4.38%, Maturing September 30, 2008	3,622,129
	VWR International, Inc.
9,432,967	Term Loan, 5.17%, Maturing April 7, 2011	9,605,119
		$373,038,155

Home Furnishings — 1.4%
	General Binding Corp.
2,240,000	Term Loan, 6.85%, Maturing January 15, 2008	2,248,400
	Interline Brands, Inc.
3,043,478	Term Loan, 4.81%, Maturing December 31, 2010	3,081,521

	Jarden Corp.
$14,880,000	Term Loan, 6.25%, Maturing January 24, 2012	$15,034,112
	Juno Lighting, Inc.
5,827,320	Term Loan, 5.07%, Maturing November 21, 2010	5,929,298
	Knoll, Inc.
15,334,118	Term Loan, 5.40%, Maturing September 30, 2011	15,525,794
	Sealy Mattress Co.
14,799,626	Term Loan, 4.54%, Maturing April 6, 2012	15,021,620
	Simmons Co.
19,626,667	Term Loan, 5.67%, Maturing December 19, 2011	19,912,882
	Termpur-Pedic, Inc.
6,039,142	Term Loan, 4.81%, Maturing June 30, 2009	6,095,759
		$82,849,386

Industrial Equipment — 1.0%
	Bucyrus International, Inc.
2,176,875	Term Loan, 4.58%, Maturing July 28, 2010	2,214,970
	Chart Industries, Inc.
3,933,804	Term Loan, 5.63%, Maturing September 15, 2009	3,958,390
	Colfax Corp.
2,048,724	Term Loan, 4.81%, Maturing November 30, 2011	2,072,626
	Douglas Dynamics Holdings, Inc.
4,811,075	Term Loan, 4.51%, Maturing December 16, 2010	4,847,158
	Flowserve Corp.
1,227,665	Term Loan, 5.13%, Maturing June 30, 2007	1,239,686
4,302,463	Term Loan, 5.36%, Maturing June 30, 2009	4,383,134
	Gleason Corp.
3,250,000	Term Loan, 5.21%, Maturing July 27, 2011	3,290,625
750,000	Term Loan, 8.10%, Maturing January 31, 2012	765,000
	Itron, Inc.
8,335,763	Term Loan, 4.83%, Maturing December 17, 2010	8,426,064
	MTD Products
7,860,500	Term Loan, 4.63%, Maturing June 1, 2010	7,958,756

	SPX Corp.
$15,581,613	Term Loan, 4.63%, Maturing September 30, 2009	$15,688,736
	Terex Corp.
1,593,087	Term Loan, 4.43%, Maturing June 30, 2009	1,612,336
		$56,457,481

Insurance — 1.1%
	Alliant Resources Group, Inc.
6,716,250	Term Loan, 5.67%, Maturing August 31, 2011	6,724,645
	CCC Information Services Group
8,134,007	Term Loan, 5.56%, Maturing August 20, 2010	8,235,682
	Conseco, Inc.
27,501,594	Term Loan, 6.08%, Maturing June 22, 2010	28,086,003
	Hilb, Rogal and Hobbs Co.
13,838,905	Term Loan, 4.81%, Maturing December 15, 2011	14,050,820
	U.S.I. Holdings Corp.
6,880,113	Term Loan, 5.23%, Maturing August 11, 2007	6,916,667
		$64,013,817

Leisure Goods/Activities/Movies — 4.4%
	Alliance Atlantis Comm., Inc.
6,602,000	Term Loan, 4.29%, Maturing December 31, 2011	6,684,525
	AMF Bowling Worldwide, Inc.
5,879,125	Term Loan, 5.52%, Maturing August 27, 2009	5,941,590
	Bombardier Recreational Productions
4,151,418	Term Loan, 4.97%, Maturing December 18, 2010	4,217,584
	Bombardier Recreational Products, Inc.
1,802,104	Term Loan, 4.97%, Maturing December 18, 2010	1,830,825
	Cinemark, Inc.
20,348,737	Term Loan, 4.35%, Maturing March 31, 2011	20,692,122
	Hollywood Entertainment Corp.
2,656,774	Term Loan, 6.08%, Maturing March 31, 2008	2,671,718

	Lions Gate Entertainment, Inc.
$250,000	Revolving Loan, 5.17%, Maturing December 31, 2008	$246,250
	Loews Cineplex Entertainment
29,481,102	Term Loan, 4.64%, Maturing July 30, 2011	29,916,420
	Metro-Goldwyn-Mayer Studios, Inc.
51,321,375	Term Loan, 5.06%, Maturing April 30, 2011	51,456,094
	New England Sports Ventures
10,585,000	TERM LOAN, 3.35%, Maturing February 28, 2005	10,585,000
	Regal Cinemas Corp.
44,662,439	Term Loan, 4.56%, Maturing November 10, 2010	45,239,344
	Six Flags Theme Parks, Inc.
655,000	Revolving Loan, 5.05%, Maturing June 30, 2008	638,625
25,974,665	Term Loan, 4.90%, Maturing June 30, 2009	26,429,222
	Universal City Development Partners, Ltd.
13,225,000	Term Loan, 4.58%, Maturing June 9, 2011	13,439,906
	WMG Acquisition Corp.
27,087,844	Term Loan, 5.21%, Maturing February 28, 2011	27,457,484
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 4.77%, Maturing June 25, 2007	2,986,799
6,404,571	Term Loan, 5.01%, Maturing June 25, 2007	6,516,651
		$256,950,159

Lodging and Casinos — 2.7%
	Alliance Gaming Corp.
14,748,120	Term Loan, 4.90%, Maturing September 5, 2009	14,849,513
	Ameristar Casinos, Inc.
3,130,000	Term Loan, 4.63%, Maturing December 31, 2006	3,178,255
6,773,026	Term Loan, 4.63%, Maturing December 31, 2006	6,877,446
	Argosy Gaming Co.
12,967,500	Term Loan, 4.31%, Maturing June 30, 2011	13,060,710

	Aztar Corp.
$1,990,000	Term Loan, 4.01%, Maturing July 27, 2009	$2,008,656
	Boyd Gaming Corp.
25,347,625	Term Loan, 4.23%, Maturing June 30, 2011	25,704,089
	Choctaw Resort Development Entertainment
4,453,148	Term Loan, 5.02%, Maturing November 4, 2011	4,531,078
	CNL Hospitality Partners, L.P.
5,734,557	Term Loan, 4.90%, Maturing October 13, 2006	5,827,744
	CNL Resort Hotel, L.P.
7,700,000	Term Loan, 5.59%, Maturing August 18, 2006	7,700,000
	Globalcash Access, LLC
4,496,691	Term Loan, 5.33%, Maturing March 10, 2010	4,572,572
	Green Valley Ranch Gaming, LLC
1,992,499	Term Loan, 4.50%, Maturing December 31, 2010	2,019,896
	Herbst Gaming, Inc.
2,330,000	Term Loan, 4.89%, Maturing January 31, 2011	2,367,136
	Isle of Capri Casinos, Inc.
9,150,312	Term Loan, 4.61%, Maturing April 25, 2008	9,192,632
	Marina District Finance Co., Inc.
15,750,000	Term Loan, 3.93%, Maturing October 14, 2011	15,910,776
	Mohegan Tribal Gaming Authority
6,098,473	Term Loan, 6.25%, Maturing March 31, 2008	6,113,720
	Penn National Gaming, Inc.
1,322,897	Term Loan, 5.07%, Maturing July 31, 2006	1,329,016
	Pinnacle Entertainment, Inc.
6,740,000	Term Loan, 5.58%, Maturing August 27, 2010	6,841,100
	Seminole Tribe of Florida
3,100,000	Term Loan, 4.88%, Maturing September 30, 2011	3,131,000
	United Auburn Indian Community
1,366,795	Term Loan, 6.48%, Maturing January 24, 2009	1,373,629

	Venetian Casino Resort, LLC
$12,948,278	Term Loan, 4.90%, Maturing June 15, 2011	$13,177,566
	Wyndham International, Inc.
6,881,239	Term Loan, 7.19%, Maturing June 30, 2006	6,922,815
	Wynn Las Vegas, LLC
1,498,656	Term Loan, 4.66%, Maturing December 14, 2011	1,519,731
		$158,209,080

Nonferrous Metals/Minerals — 1.8%
	Compass Minerals Group, Inc.
2,374,946	Term Loan, 4.80%, Maturing November 28, 2009	2,410,273
	Consol Energy, Inc.
9,175,000	Term Loan, 4.89%, Maturing June 30, 2010	9,209,406
	Foundation Coal Corp.
11,550,000	Term Loan, 4.73%, Maturing July 30, 2011	11,727,581
	ICG, LLC
10,427,500	Term Loan, 5.36%, Maturing November 5, 2010	10,596,947
	International Mill Service, Inc.
14,925,000	Term Loan, 5.08%, Maturing December 31, 2010	15,186,187
3,000,000	Term Loan, 8.33%, Maturing October 26, 2011	3,052,500
	Magnequench, Inc.
10,378,944	Term Loan, 9.92%, Maturing September 30, 2009	10,456,786
1,600,000	Term Loan, 13.42%, Maturing December 31, 2009	1,616,000
	Novelis, Inc.
10,765,385	Term Loan, 4.13%, Maturing January 6, 2012	10,865,568
16,779,615	Term Loan, 4.13%, Maturing January 6, 2012	16,931,102
	Severstal North America, Inc.
2,013,988	Revolving Loan, 5.63%, Maturing April 7, 2007	2,010,212
	Stillwater Mining Co.
348,750	Revolving Loan, 2.52%, Maturing June 30, 2007	343,955
7,514,474	Term Loan, 5.88%, Maturing June 30, 2007	7,678,853
		$102,085,370

Oil and Gas — 3.8%
	Beldon & Blake Corp.
$6,629,718	Term Loan, 4.79%, Maturing July 21, 2011	$6,704,302
	Columbia Natural Resources
34,698,529	Revolving Loan, 3.59%, Maturing January 19, 2010	34,655,156
	Dresser Rand Group, Inc.
9,184,045	Term Loan, 4.56%, Maturing October 29, 2011	9,329,841
	Dresser, Inc.
5,485,881	Term Loan, 4.97%, Maturing April 10, 2009	5,554,455
	Dynegy Holdings, Inc.
17,447,325	Term Loan, 6.39%, Maturing May 28, 2010	17,774,462
	El Paso Corp.
18,896,735	Term Loan, 5.19%, Maturing November 23, 2009	19,113,253
11,382,375	Term Loan, 5.27%, Maturing November 23, 2009	11,491,748
	Getty Petroleum Marketing, Inc.
13,750,833	Term Loan, 5.80%, Maturing May 19, 2010	14,017,256
	Lyondell-Citgo Refining, L.P.
13,651,425	Term Loan, 4.59%, Maturing May 21, 2007	13,805,004
	Magellan Midstream Holdings, L.P.
9,771,256	Term Loan, 5.09%, Maturing December 10, 2011	9,905,611
	Mainline, L.P.
8,000,000	Term Loan, 4.90%, Maturing December 17, 2011	8,070,000
	Pride Offshore, Inc.
6,697,925	Term Loan, 4.15%, Maturing July 7, 2011	6,802,580
	Semgroup, L.P.
7,830,375	Term Loan, 5.74%, Maturing August 27, 2010	7,918,467
	Sprague Energy Corp.
18,670,572	Revolving Loan, 4.54%, Maturing August 10, 2007	18,623,895
	The Premcor Refining Group, Inc.
14,200,000	Term Loan, 4.17%, Maturing April 13, 2009	14,413,000
	Williams Production RMT Co.
20,074,018	Term Loan, 4.99%, Maturing May 30, 2007	20,408,592
		$218,587,622

Publishing — 6.7%
	Advanstar Communications
$1,571,287	Term Loan, 7.08%, Maturing November 17, 2007	$1,582,745
	Advertising Directory Solution
3,600,000	Term Loan, 6.23%, Maturing May 9, 2010	3,687,001
25,350,000	Term Loan, 4.48%, Maturing November 9, 2011	25,603,500
	American Media Operations, Inc.
3,213,903	Term Loan, 5.31%, Maturing April 1, 2007	3,263,117
11,814,595	Term Loan, 5.31%, Maturing April 1, 2008	12,010,280
	CBD Media, LLC
10,365,359	Term Loan, 5.09%, Maturing December 31, 2009	10,520,839
	Dex Media East, LLC
9,739,600	Term Loan, 4.28%, Maturing November 8, 2008	9,855,258
10,607,121	Term Loan, 4.14%, Maturing May 8, 2009	10,747,008
	Dex Media West, LLC
7,818,349	Term Loan, 4.60%, Maturing September 9, 2009	7,916,891
17,054,999	Term Loan, 4.45%, Maturing March 9, 2010	17,289,506
	Freedom Communications
1,038,000	Term Loan, 4.39%, Maturing May 18, 2011	1,049,677
24,235,000	Term Loan, 4.40%, Maturing May 18, 2012	24,616,701
	Herald Media, Inc.
3,492,450	Term Loan, 5.03%, Maturing July 22, 2011	3,547,020
748,750	Term Loan, 8.03%, Maturing January 22, 2012	761,152
	Journal Register Co.
32,849,600	Term Loan, 4.03%, Maturing August 12, 2012	33,065,192
	Lamar Media Corp.
4,694,081	Term Loan, 3.72%, Maturing June 30, 2009	4,729,287
23,813,938	Term Loan, 4.06%, Maturing June 30, 2010	24,111,612

	Liberty Group Operating
$4,248,218	Term Loan, 6.01%, Maturing April 30, 2007	$4,274,769
	Medianews Group, Inc.
12,379,990	Term Loan, 4.08%, Maturing August 25, 2010	12,457,365
	Merrill Communications, LLC
14,792,882	Term Loan, 5.08%, Maturing February 9, 2009	15,000,915
	Morris Publishing Group, LLC
4,200,000	Term Loan, 4.06%, Maturing September 30, 2010	4,235,440
6,300,000	Term Loan, 4.31%, Maturing March 31, 2011	6,380,722
	Nebraska Book Co., Inc.
10,446,063	Term Loan, 4.67%, Maturing March 4, 2011	10,596,225
	Newspaper Holdings, Inc.
4,214,545	Revolving Loan, 3.56%, Maturing August 24, 2011	4,200,060
11,628,182	Term Loan, 4.31%, Maturing August 24, 2011	11,624,554
	R.H. Donnelley Corp.
1,628,787	Term Loan, 4.24%, Maturing December 31, 2009	1,640,633
39,357,940	Term Loan, 4.28%, Maturing June 30, 2010	39,804,810
	Source Media, Inc.
11,471,000	Term Loan, 4.69%, Maturing November 8, 2011	11,607,218
	SP Newsprint Co.
4,200,115	Term Loan, 5.58%, Maturing January 9, 2010	4,276,242
7,828,385	Term Loan, 6.00%, Maturing January 9, 2010	7,926,240
	Sun Media Corp.
9,232,557	Term Loan, 4.73%, Maturing February 7, 2009	9,310,462
	The Reader's Digest Association, Inc.
1,278,480	Term Loan, 4.55%, Maturing May 20, 2008	1,292,863
10,742,829	Term Loan, 4.55%, Maturing May 20, 2008	10,898,933
	Transwestern Publishing Co., LLC
7,865,491	Term Loan, 4.20%, Maturing February 25, 2011	7,976,103
2,110,000	Term Loan, 4.56%, Maturing August 24, 2012	2,139,673

	Weekly Reader Corp.
$4,500,000	Term Loan, 6.76%, Maturing March 18, 2009	$4,488,750
	Xerox Corp.
9,750,000	Term Loan, 4.33%, Maturing September 30, 2008	9,854,354
	Yell Group, PLC
13,000,000	Term Loan, 3.58%, Maturing July 8, 2008	12,975,625
		$387,318,742

Radio and Television — 4.2%
	Adams Outdoor Advertising, L.P.
17,661,250	Term Loan, 4.92%, Maturing October 15, 2011	17,915,130
	Block Communications, Inc.
5,562,556	Term Loan, 5.31%, Maturing November 30, 2009	5,614,705
	Canwest Media, Inc.
10,325,832	Term Loan, 4.75%, Maturing August 15, 2009	10,474,266
	Cumulus Media, Inc.
6,087,500	Term Loan, 4.25%, Maturing March 28, 2009	6,142,671
1,745,625	Term Loan, 4.06%, Maturing March 28, 2010	1,753,625
9,154,000	Term Loan, 4.25%, Maturing March 28, 2010	9,302,752
	DirecTV Holdings, LLC
30,666,862	Term Loan, 4.47%, Maturing March 6, 2010	31,130,698
	Emmis Operating Co.
35,100,000	Term Loan, 4.17%, Maturing November 10, 2011	35,511,934
	Entravision Communications Co.
6,300,000	Term Loan, 4.31%, Maturing February 27, 2012	6,369,565
	Gray Television, Inc.
10,344,287	Term Loan, 4.31%, Maturing December 31, 2010	10,486,521
	Lin Television Corp.
4,914,465	Term Loan, 4.56%, Maturing December 31, 2007	4,976,511
5,040,074	Term Loan, 4.56%, Maturing December 31, 2007	5,107,273

	Nep Supershooters, L.P.
$5,087,250	TERM LOAN, 6.56%, Maturing February 3, 2011	$5,169,918
	Nexstar Broadcasting, Inc.
10,096,082	Term Loan, 4.31%, Maturing December 31, 2010	10,140,253
5,512,993	Term Loan, 4.31%, Maturing December 31, 2010	5,557,786
	Radio One, Inc.
3,199,733	Term Loan, 3.07%, Maturing June 30, 2007	3,177,735
	Rainbow National Services, LLC
12,700,588	Term Loan, 5.19%, Maturing March 31, 2012	12,899,035
	Raycom National, LLC
16,350,000	Term Loan, 4.56%, Maturing February 24, 2012	16,554,375
	Sinclair Television Group, Inc.
8,545,000	Term Loan, 4.33%, Maturing June 30, 2009	8,585,059
13,785,000	Term Loan, 4.33%, Maturing December 31, 2009	13,914,234
	Spanish Broadcasting System
5,880,000	Term Loan, 5.73%, Maturing October 31, 2009	5,968,200
	Susquehanna Media Co.
16,800,000	Term Loan, 4.17%, Maturing March 31, 2012	17,057,258
		$243,809,504

Rail Industries — 0.6%
	Kansas City Southern Industries, Inc.
13,886,125	Term Loan, 4.30%, Maturing March 30, 2008	14,084,002
	Railamerica, Inc.
19,487,789	Term Loan, 4.38%, Maturing September 29, 2011	19,841,005
2,303,668	Term Loan, 4.38%, Maturing September 29, 2011	2,344,462
		$36,269,469

Retailers (Except Food and Drug) — 3.3%
	Advance Stores Company, Inc.
9,591,429	Term Loan, 4.21%, Maturing September 30, 2010	9,720,319
11,094,511	Term Loan, 4.22%, Maturing September 30, 2010	11,240,127

	Alimentation Couche-Tard, Inc.
$5,524,943	Term Loan, 4.28%, Maturing December 17, 2010	$5,606,668
	American Achievement Corp.
9,029,263	Term Loan, 6.75%, Maturing March 25, 2011	9,175,988
	Amscan Holdings, Inc.
7,761,000	Term Loan, 5.60%, Maturing April 30, 2012	7,809,506
	CKS Auto, Inc.
21,334,500	Term Loan, 4.85%, Maturing June 20, 2009	21,574,513
	Coinmach Laundry Corp.
16,126,051	Term Loan, 5.47%, Maturing July 25, 2009	16,322,595
	Dollarama Group, L.P.
2,860,000	Term Loan, 4.78%, Maturing November 18, 2011	2,886,812
	FTD, Inc.
9,726,500	Term Loan, 4.65%, Maturing February 28, 2011	9,872,397
	Harbor Freight Tools USA, Inc.
14,952,525	Term Loan, 4.75%, Maturing July 15, 2010	15,006,728
	Home Interiors & Gifts, Inc.
3,921,751	Term Loan, 7.17%, Maturing March 31, 2011	3,802,138
	Josten's Corp.
2,000,000	Term Loan, 4.92%, Maturing October 4, 2010	2,022,916
21,945,000	Term Loan, 4.81%, Maturing December 6, 2011	22,193,834
	Oriental Trading Co., Inc.
10,736,824	Term Loan, 5.38%, Maturing August 4, 2010	10,794,986
	Oriental Trading Company, Inc.
1,000,000	Term Loan, 8.63%, Maturing January 8, 2011	1,020,625
	Petro Stopping Center, L.P.
531,250	Term Loan, 6.81%, Maturing February 9, 2007	539,219
	Rent-A-Center, Inc.
18,499,116	Term Loan, 4.46%, Maturing June 30, 2010	18,753,479
	Riddell Bell Holdings, Inc.
2,493,750	Term Loan, 4.76%, Maturing September 30, 2011	2,537,909
	Savers, Inc.
4,200,540	Term Loan, 6.77%, Maturing August 4, 2009	4,234,669

	Stewert Enterprises, Inc.
$897,500	Term Loan, 4.46%, Maturing November 19, 2011	$910,402
	Travelcenters of Ameria, Inc.
16,069,000	Term Loan, 4.32%, Maturing October 1, 2008	16,259,819
1,000,000	Term Loan, 4.32%, Maturing November 30, 2008	1,009,968
		$193,295,617

Surface Transport — 0.7%
	Horizon Lines, LLC
5,870,500	Term Loan, 5.39%, Maturing July 7, 2011	5,943,881
	Laidlaw International, Inc.
16,688,271	Term Loan, 6.33%, Maturing June 19, 2009	16,769,109
	NFIL Holding Corp.
2,177,724	Term Loan, 4.50%, Maturing February 27, 2010	2,210,389
6,359,225	Term Loan, 4.61%, Maturing February 27, 2010	6,446,665
	Sirva Worldwide, Inc.
10,658,823	Term Loan, 4.58%, Maturing December 31, 2010	10,552,235
		$41,922,279

Telecommunications — 4.8%
	American Tower, L.P.
27,536,625	Term Loan, 4.23%, Maturing August 31, 2011	27,880,833
	Cellular South, Inc.
9,355,494	Term Loan, 4.54%, Maturing May 4, 2011	9,489,979
	Centennial Cellular Operating
14,733,650	Term Loan, 4.95%, Maturing February 9, 2011	14,866,017
	Cincinnati Bell, Inc.
17,640,262	Term Loan, 5.00%, Maturing June 30, 2008	17,819,416
	Consolidated Communications, Inc.
1,228,962	Term Loan, 4.67%, Maturing October 14, 2010	1,232,034
14,206,328	Term Loan, 4.95%, Maturing October 14, 2011	14,446,060
	D&E Communications, Inc.
5,760,375	Term Loan, 4.42%, Maturing December 31, 2011	5,805,381

	Iowa Telecommunications Service
$5,548,000	Term Loan, 4.59%, Maturing November 23, 2005	$5,610,415
	MJD Communications
4,721,799	Term Loan, 6.94%, Maturing March 31, 2007	4,739,506
	Nextel Partners Operation Corp.
16,800,000	Term Loan, 4.94%, Maturing May 31, 2011	17,047,498
	Ntelos, Inc.
8,295,059	Term Loan, 6.33%, Maturing July 25, 2008	8,305,428
	Qwest Corp.
36,890,000	Term Loan, 7.39%, Maturing June 4, 2007	38,520,390
	SBA Senior Finance, Inc.
13,257,619	Term Loan, 4.91%, Maturing October 31, 2008	13,448,197
	Spectrasite Communications, Inc.
20,023,000	Term Loan, 4.03%, Maturing May 23, 2012	20,194,036
	Stratos Global Corp.
5,042,000	Term Loan, 4.75%, Maturing December 3, 2010	5,098,722
	Triton PCS, Inc.
11,350,000	Term Loan, 5.75%, Maturing November 18, 2009	11,516,709
	USA Mobility, Inc.
2,359,429	Term Loan, 4.83%, Maturing November 16, 2006	2,377,124
	Valor Telecommunications Enterprises, LLC
17,456,250	Term Loan, 6.03%, Maturing November 10, 2011	17,552,626
3,000,000	Term Loan, 10.23%, Maturing November 10, 2011	3,093,375
	Viasystems, Inc.
9,000,000	Term Loan, 6.49%, Maturing September 30, 2009	9,091,872
	Westcom Corp.
5,030,000	Term Loan, 5.41%, Maturing December 17, 2010	5,114,881
	Western Wireless Corp.
24,881,234	Term Loan, 5.52%, Maturing May 28, 2011	25,088,570
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005(2) (4)	46,123
		$278,385,192

Utilities — 2.1%
	Allegheny Energy Supply Co., LLC
$18,422,574	Term Loan, 4.80%, Maturing October 28, 2011	$18,788,723
	Cogentrix Delaware Holdings, Inc.
5,855,750	Term Loan, 4.83%, Maturing February 26, 2009	5,899,668
	Coleto Creek WLE, L.P.
5,820,750	Term Loan, 4.83%, Maturing June 30, 2011	5,927,462
1,500,000	Term Loan, 5.63%, Maturing June 30, 2012	1,532,500
	Northwestern Corp.
2,000,000	Term Loan, 4.03%, Maturing November 1, 2011	2,031,666
	NRG Energy, Inc.
10,221,890	Term Loan, 2.45%, Maturing December 20, 2011	10,260,222
13,316,885	Term Loan, 4.52%, Maturing December 20, 2011	13,403,445
	Pike Electric, Inc.
8,408,668	Term Loan, 4.69%, Maturing July 1, 2012	8,558,452
5,200,000	Term Loan, 4.75%, Maturing July 1, 2012	5,281,250
	Plains Resources, Inc.
7,580,640	Term Loan, 4.39%, Maturing July 23, 2010	7,687,247
	Reliant Energy, Inc.
15,555,000	Term Loan, 5.05%, Maturing December 22, 2010	15,678,600
	Texas Genco, LLC
24,097,750	Term Loan, 4.48%, Maturing December 14, 2011	24,429,094
		$119,478,329

Total Senior, Floating Rate Interests (identified cost $5,145,874,462)		$5,180,575,292

Corporate Bonds & Notes — 1.2%

Principal Amount (000's omitted)	Security	Value

Financial Intermediaries — 0.1%
	Alzette
$1,180	8.691%, 12/15/20	$1,180,000
	Bryant Park CDO, Ltd., Series 2005-1A, Class C
1,500	4.941%, 1/15/19	1,478,880
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,500	4.36%, 8/15/16(3)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D
1,000	8.20%, 3/8/17	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
1,500	4.055%, 7/30/16(3)	1,500,000
		$6,658,880

Publishing — 0.1%
	Advanstar Communications, Inc., Variable Rate
5,925	9.79%, 8/15/08	6,236,062
		$6,236,062

Radio and Television — 0.4%
	Echostar DBS Corp., Sr. Notes
5,000	4.85%, 10/1/08	5,187,500
	Paxson Communications Corp., Variable Rate
15,250	5.41%, 1/15/10(3)	15,478,750
		$20,666,250

Real Estate — 0.3%
	Assemblies of God, Variable Rate
14,000	1.00%, 6/15/29(3)	14,000,000
		$14,000,000

Telecommunications — 0.3%
	Rogers Wireless Inc., Variable Rate
6,589	5.525%, 12/15/10	6,967,868
	Rural Cellular Corp., Variable Rate
11,000	6.38%, 3/15/10(3)	11,632,500
		$18,600,368

Total Corporate Bonds & Notes (identified cost $64,698,567)		$66,161,560

Common Stocks — 0.1%

Shares/Rights	Security	Value
105,145	Hayes Lemmerz International(4)	$843,263
25	Knowledge Universe, Inc.(2) (4)	37,069
86,020	Maxim Crane Works Holdings(2) (4)	1,498,468
282,096	Thermadyne Holdings Corp.(4)	3,622,113

Total Common Stocks (identified cost, $5,536,926)		$6,000,913

Preferred Stocks — 0.0%

Shares/Rights	Security	Value
350	Hayes Lemmerz International(2) (4)	12,126

Total Preferred Stocks (identified cost, $17,500)		$12,126

Commercial Paper — 7.6%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$19,816	02/04/05	American General Finance Corp.	2.41%	$19,812,020
34,520	02/04/05	Barton Capital Corp.(5)	2.29%	34,513,413
36,184	02/01/05	Barton Capital, LLC(5)	2.40%	36,184,000
40,000	02/07/05	Caterpillar Finance Service Corp.	2.26%	39,984,933
49,000	02/15/05	Ciesco, L.P.	2.36%	48,955,029
27,520	02/18/05	CRC Funding, LLC(5)	2.34%	27,489,590
28,165	02/01/05	General Electric Capital Corp.	2.48%	28,165,000
32,977	02/15/05	National Rural Utilities	2.41%	32,946,093
63,434	02/16/05	Ranger Funding(5)	2.43%	63,369,773
60,059	02/03/05	Societe Generale North America, Inc.	2.35%	60,051,159
28,637	02/08/05	Toyota Motor Credit Corp.	2.35%	28,623,915
22,000	02/01/05	USAA Capital Corp.	2.26%	22,000,000

Total Commercial Paper (at amortized cost)				$442,094,925

Short-Term Investments — 0.2%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$10,000,000	02/01/05	Investors Bank and Trust Company Time Deposit	2.50%	$10,000,000

Total Short-Term Investments (at amortized cost)				$10,000,000

Total Investments — 98.5% (identified cost $5,668,222,380)				$5,704,844,816

Other Assets, Less Liabilities — 1.5%				$88,962,808

Net Assets— 100.0%				$5,793,807,624

Note:  The Portfolio has made commitments to fund specified amounts under certain existing credit arrangments.  Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $146,634,035 as of January 31, 2005.

(1)           Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.  These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)           Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, the aggregate value of the securities is $77,863,036 or 1.3% of the  net assets.

(4)           Non-income producing security.

(5)           A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
5,200,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	$(15,228)

2,600,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	6,485

2,600,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	38,860

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas Inc.	307,336

5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	51,986

The cost and unrealized appreciation/depreciation in the value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$5,668,222,380
Gross unrealized appreciation	$40,437,131
Gross unrealized depreciation	(3,814,695)
Net unrealized appreciation	$36,622,436

Eaton Vance Government Obligations Fund as of January 31, 2005 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2005, the value of the Fund’s investment in the Portfolio was $925,029,699, and the Fund owned approximately 95.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Government Obligations Portfolio	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 120.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$12	$11,722
6.00%, with various maturities to 2026	1,980	2,046,236
6.25%, with maturity at 2008	4	4,522
6.50%, with various maturities to 2024	41,932	43,897,376
6.87%, with maturity at 2024	857	904,404
7.00%, with various maturities to 2026	31,448	33,385,360
7.09%, with maturity at 2023 (1)	2,592	2,769,487
7.25%, with maturity at 2022	4,070	4,364,588
7.50%, with various maturities to 2028	16,819	18,097,064
7.63%, with maturity at 2019 (1)	1,648	1,779,051
7.75%, with various maturities to 2018	145	154,000
7.78%, with maturity at 2022	411	446,609
7.85%, with maturity at 2020	1,411	1,533,919
8.00%, with various maturities to 2028	50,724	54,749,771
8.13%, with maturity at 2019	2,597	2,840,586
8.15%, with various maturities to 2021	994	1,074,482
8.25%, with various maturities to 2017	1,823	1,913,968
8.50%, with various maturities to 2027	20,241	22,136,838
8.75%, with various maturities to 2016	1,357	1,417,210
9.00%, with various maturities to 2027	39,839	44,080,532
9.25%, with various maturities to 2017	2,390	2,575,359
9.50%, with various maturities to 2026	11,846	13,313,271
9.75%, with various maturities to 2018	878	940,753
10.00%, with various maturities to 2025	12,554	14,353,500
10.50%, with various maturities to 2021	7,643	8,843,808
10.75%, with maturity at 2011	296	323,030
11.00%, with various maturities to 2021	11,137	12,899,504
11.25%, with maturity at 2014	262	292,715
11.50%, with various maturities to 2017	1,056	1,212,788
11.75%, with maturity at 2011	170	190,203
12.00%, with various maturities to 2019	2,161	2,547,602
12.25%, with various maturities to 2019	234	270,670
12.50%, with various maturities to 2019	4,674	5,482,419
12.75%, with various maturities to 2015	57	67,803
13.00%, with various maturities to 2019	664	795,093
13.25%, with various maturities to 2019	82	98,407
13.50%, with various maturities to 2019	1,220	1,437,003
14.00%, with various maturities to 2016	271	323,444

1

14.50%, with various maturities to 2014	$27	$33,858
14.75%, with maturity at 2010	78	89,879
15.00%, with various maturities to 2013	519	631,902
15.25%, with maturity at 2012	30	37,743
15.50%, with maturity at 2011	11	13,366
16.00%, with maturity at 2012	37	46,346
16.25%, with various maturities to 2012	20	24,689
		$304,452,880
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	8	7,323
3.50%, with maturity at 2007	1	817
4.139%, with maturity at 2036 (1)	2,383	2,430,860
5.25%, with maturity at 2006	5	5,304
5.50%, with maturity at 2006	4	3,983
6.00%, with various maturities to 2024	1,605	1,656,027
6.50%, with various maturities to 2026 (2)	138,208	144,524,514
6.75%, with maturity at 2007	0	305
7.00%, with various maturities to 2029	67,511	71,622,789
7.25%, with various maturities to 2023	466	491,106
7.50%, with various maturities to 2029	25,494	27,403,297
7.75%, with maturity at 2008	78	81,013
7.875%, with maturity at 2021	2,449	2,667,986
7.979%, with maturity at 2030	219	238,604
8.00%, with various maturities to 2027	42,551	46,229,229
8.25%, with various maturities to 2025	2,425	2,589,073
8.33%, with maturity at 2020	1,215	1,336,597
8.50%, with various maturities to 2027	21,750	23,796,362
8.663%, with maturity at 2021 (1)	986	1,087,914
8.75%, with various maturities to 2017	1,544	1,628,449
8.907%, with maturity at 2010 (1)	391	418,677
9.00%, with various maturities to 2030	9,015	9,870,890
9.125%, with maturity at 2011	257	278,998
9.25%, with various maturities to 2016	431	461,541
9.50%, with various maturities to 2030	10,982	12,281,324
9.75%, with maturity at 2019	79	90,399
9.858%, with maturity at 2021 (1)	293	333,616
9.89%, with maturity at 2025 (1)	240	272,210
10.00%, with various maturities to 2027	9,982	11,391,557
10.152%, with maturity at 2023 (1)	382	442,059
10.153%, with maturity at 2021 (1)	224	258,734
10.389%, with maturity at 2020 (1)	348	395,739
10.407%, with maturity at 2021 (1)	457	527,536
10.50%, with various maturities to 2025	2,797	3,195,210
10.649%, with maturity at 2025 (1)	296	341,297
11.00%, with various maturities to 2025	5,180	5,979,806

2

11.259%, with maturity at 2019 (1)	$355	$413,294
11.50%, with various maturities to 2020	3,430	3,966,246
11.591%, with maturity at 2018	651	756,502
11.75%, with various maturities to 2017	450	524,858
12.00%, with various maturities to 2020	7,630	8,969,874
12.098%, with maturity at 2025 (1)	210	249,643
12.25%, with various maturities to 2015	472	555,437
12.382%, with maturity at 2021 (1)	332	390,192
12.50%, with various maturities to 2021	2,210	2,604,771
12.696%, with maturity at 2015 (1)	611	728,659
12.75%, with various maturities to 2015	490	574,854
13.00%, with various maturities to 2019	1,430	1,671,383
13.25%, with various maturities to 2015	398	468,979
13.50%, with various maturities to 2015	1,057	1,277,771
13.75%, with maturity at 2011	15	17,246
14.00%, with maturity at 2014	30	36,956
14.50%, with maturity at 2014	33	41,826
14.75%, with maturity at 2012	809	978,598
15.00%, with various maturities to 2013	865	1,060,905
15.50%, with maturity at 2012	121	150,033
15.75%, with maturity at 2011	4	4,839
16.00%, with maturity at 2012	415	515,230
		$400,299,241
Government National Mortgage Assn.:
6.50%, with various maturities to 2026 (2)	152,802	160,046,893
7.00%, with various maturities to 2025 (2)	75,269	79,861,030
7.25%, with various maturities to 2022	245	261,640
7.31%, with maturity at 2027	1,065	1,138,816
7.50%, with various maturities to 2024	16,856	18,112,211
8.00%, with various maturities to 2027	47,495	51,521,762
8.25%, with various maturities to 2019	472	514,735
8.30%, with maturity at 2020	200	220,272
8.50%, with various maturities to 2018	8,214	9,031,110
9.00%, with various maturities to 2027	29,064	32,426,160
9.50%, with various maturities to 2026 (2)	20,958	23,502,846
10.00%, with various maturities to 2025	7,225	8,168,134
10.50%, with various maturities to 2020	6,828	7,890,586
11.00%, with various maturities to 2020	2,485	2,902,254
11.50%, with maturity at 2013	38	43,733
12.00%, with various maturities to 2015	2,253	2,649,412
12.50%, with various maturities to 2019	898	1,059,328
13.00%, with various maturities to 2014	245	292,253
13.50%, with maturity at 2011	9	10,269
14.50%, with maturity at 2014	8	9,426
15.00%, with various maturities to 2013	201	249,689

3

16.00%, with various maturities to 2012	$51	$62,564
		$399,975,123
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	1,845	1,902,246
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	3,865	4,003,108
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	6,082	6,448,878
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	3,192	3,293,877
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	9,845	10,235,347
Federal Home Loan Mortgage Corp., Series 2149, Class QL, 6.00%, due 2029	10,000	10,391,410
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,045	1,100,039
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	2,292	2,429,519
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,909	2,045,559
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,522	1,605,668
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	4,707	5,044,230
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	3,892	4,218,042
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	6,027	6,383,836
		$59,101,759

Total Mortgage Pass-Throughs
(identified cost $1,167,296,512)	$1,163,829,003

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,829,766

Total U.S. Treasury Obligations
(identified cost, $6,267,653)	$7,829,766

4

Commercial Paper — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Colonial Pipeline Co., 2.36%, 2/1/05	$3,392	$3,392,000
Belmont Funding, LLC, 2.55%, 2/1/05	300	300,000

Total Commercial Paper
(at amortized cost, $3,692,000)	$3,692,000

Short-Term Investments — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	$75	$75,000

Total Short-Term Investments
(at amortized cost, $75,000)	$75,000

Total Investments — 121.3%
(identified cost $1,177,331,165)	$1,175,425,769

Other Assets, Less Liabilities — (21.3)%	$(206,252,281)

Net Assets — 100.0%	$969,173,488

(1)      Adjustable rate mortgage

(2)      All or a portion of these securities were on loan at January 31, 2005.

(3)      Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at January 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/05	500 U.S. Treasury Note	Short	$(54,888,500)	$(54,625,000)	$263,500

At January 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,177,391,637
Gross unrealized appreciation	$7,422,158
Gross unrealized depreciation	(9,388,026)
Net unrealized depreciation	$(1,965,868)

6

Eaton Vance High Income Fund as of January 31, 2005 (Unaudited)

Eaton Vance High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $857,328,003 and the Fund owned approximately 70.2% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

High Income Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans — 0.5% (1)(2)

	Principal
Security	Amount	Value

Beverage, Food and Tobacco — 0.4%

New World Pasta, Term Loan B, 13.25%, Maturing 1/28/06	$4,277,546	$4,142,089
		$4,142,089

Utilities — 0.1%
Mirant Corp., Revolving Term Loan, 0.00%, 364 day credit agreement with trade date 7/17/2001 (3)	2,100,000	1,541,532
		$1,541,532

Total Senior, Floating Rate Loans (identified cost $5,876,246)		$5,683,621

Corporate Bonds & Notes — 95.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace and Defense — 0.3%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11 (4)	1,575	1,732,500
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	795	791,025
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14 (4)	920	993,600
		$3,517,125

Airlines — 1.7%
American Airlines, 7.80%, 10/1/06	7,968	7,016,394
American Airlines, 7.858%, 10/1/11	260	266,353
American Airlines, 8.608%, 4/1/11	570	503,236
AMR Corp., 9.00%, 8/1/12	7,880	5,555,400
Continental Airlines, 7.033%, 6/15/11	4,042	3,316,050
Continental Airlines, 8.00%, 12/15/05	550	543,125
Delta Air Lines, 7.779%, 11/18/05	217	185,881
Delta Air Lines, 8.30%, 12/15/29	1,005	402,000
Delta Air Lines, 9.50%, 11/18/08	2,638	2,334,630
Northwest Airlines, Inc., 8.875%, 6/1/06	540	491,400
		$20,614,469

Apparel — 1.2%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	1,305	1,272,375
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	1,965	2,053,425
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11 (4)	1,350	1,417,500
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,940,350
William Carter, Series B, 10.875%, 8/15/11	5,778	6,485,805
		$15,169,455

1

Auto and Parts — 1.9%
Accuride Corp., Sr. Sub Notes, 8.50%, 2/1/15 (4)	$750	$776,250
Affinia Group, Inc., 9.00%, 11/30/14 (4)	1,310	1,355,850
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12 (4)	390	385,125
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,110	1,190,475
Metaldyne Corp., 11.00%, 6/15/12 (4)	4,173	3,484,455
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13 (4)	2,285	2,147,900
Rexnord Corp., 10.125%, 12/15/12	1,665	1,873,125
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,666,900
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14 (4)	3,270	3,417,150
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,516,850
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,761,850
		$23,575,930

Broadcast Media — 2.7%
Canwest Media, Inc., Sr. Sub. Notes, 8.00%, 9/15/12 (4)	19,508	20,970,937
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (4)	2,200	2,486,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (4)	7,875	9,272,812
		$32,729,749

Broadcasting and Cable — 6.4%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (3)	7,200	6,156,000
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (3)	7,585	6,352,437
Avalon Cable Holdings LLC, Sr. Disc. Notes, 11.875%, 12/1/08	583	609,177
Century Communications, Sr. Notes, 8.75%, 10/1/07 (3)	1,040	1,086,800
Century Communications, Sr. Notes, 8.875%, 1/15/07 (3)	4,915	5,283,625
Century Communications, Sr. Notes, 9.50%, 3/1/05 (3)	4,745	5,172,050
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12	520	335,400
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11	885	710,212
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	16,237
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16	540	608,850
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14 (4)	1,240	1,340,750
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	15,030	14,804,550
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 7.794%, 1/15/12 (4)	6,315	6,536,025
Kabel Deutschland GMBH, 10.625%, 7/1/14 (4)	7,785	8,835,975
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,045,850
Muzak Holdings LLC, 9.875%, 3/15/09	620	441,750
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	3,700	3,487,250
Nexstar Finance Holdings LLC, Inc., 12.00%, 4/1/08	520	558,350
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	6,345	5,044,275
Nextmedia Operating, Inc., 10.75%, 7/1/11	1,650	1,864,500
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	1,980	1,920,600
Rogers Cable, Inc., 6.75%, 3/15/15	1,935	1,993,050
XM Satellite Radio, Inc., 1.75%, 12/1/09 (4)	3,060	2,918,475
		$78,122,188

2

Building and Construction - Miscellaneous — 1.0%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	$1,440	$1,555,200
Goodman Global Holdings, Sr. Notes, Variable Rate, 5.76%, 6/15/12 (4)	1,850	1,905,500
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,209,780
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12 (4)	2,135	2,135,000
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12 (4)	3,030	3,030,000
		$11,835,480

Building Materials — 0.6%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12 (4)	1,325	1,397,875
Koppers, Inc., 9.875%, 10/15/13	60	68,400
Owens Corning, 7.50%, 8/1/18 (3)	865	596,850
Owens Corning, 7.70%, 5/1/08 (4)	2,575	1,828,250
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (4)	3,120	3,088,800
		$6,980,175

Business Services — 2.9%
Advanstar Communications, Inc., 10.75%, 8/15/10	6,120	6,915,600
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,815	4,101,125
Carriage Services, Inc., 7.875%, 1/15/15 (4)	1,010	1,046,612
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10	584	604,440
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (4)	2,545	2,570,450
Language Line Inc., Sr. Sub. Notes, 11.125%, 6/15/12 (4)	1,740	1,853,100
Mobile Mini, Inc., 9.50%, 7/1/13	1,125	1,294,425
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,065	5,647,475
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK), 11.75%, 1/1/12 (4)	2,105	2,199,725
Synagro Technologies, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	1,360	1,506,200
United Rentals North America, Inc., 6.50%, 2/15/12	930	918,375
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	2,705	2,529,175
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09 (4)	2,420	2,583,350
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,595	1,746,525
		$35,516,577

Cargo Transport — 0.2%
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13 (4)	2,745	1,962,675
		$1,962,675

Chemicals — 7.1%
Avecia Group PLC, 11.00%, 7/1/09	1,820	1,929,200
BCP Caylux Holdings, Sr. Sub. Notes, 9.625%, 6/15/14 (4)	5,820	6,489,300
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (4)	2,130	2,353,650
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, 10.50%, (0.00% until 2009), 10/1/14 (4)	5,330	3,644,387
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,504,500
Hercules, Inc., 11.125%, 11/15/07	5,300	6,254,000
Huntsman Advanced Materials, Sr. Notes, 11.00%, 7/15/10 (4)	735	867,300
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	1,960	2,146,200
Huntsman LLC, 11.625%, 10/15/10	2,645	3,094,650

3

IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	$6,000	$7,335,000
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14 (4)	1,335	1,445,137
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	4,004,175
Lyondell Chemical Co., 9.50%, 12/15/08	515	558,775
Lyondell Chemical Co., 9.50%, 12/15/08	2,665	2,891,525
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,380,600
Lyondell Chemical Co., Series A, 9.625%, 5/1/07	660	724,350
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13	4,680	5,545,800
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13 (4)	3,310	3,624,450
OM Group, Inc., 9.25%, 12/15/11	10,260	10,978,200
Polyone Corp., 10.625%, 5/15/10	3,030	3,393,600
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	30	32,400
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	10,015	11,442,137
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,065	2,364,425
		$87,003,761

Computer Software & Services — 1.1%
UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12 (4)	11,955	13,389,600
		$13,389,600

Consumer Products — 1.3%
Fedders North America, Inc., 9.875%, 3/1/14	2,982	2,415,420
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	986,700
Leslie’s Poolmart, Sr. Notes, 7.75%, 2/1/13 (4)	1,265	1,293,462
Rayovac Corp., Sr. Sub. Notes, 7.375%, 2/1/15 (4)	6,320	6,406,900
Riddell Bell Holdings, Sr. Sub. Notes, 8.375%, 10/1/12 (4)	530	548,550
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	4,465	4,827,781
		$16,478,813

Containers and Packaging — 1.4%
Crown Euro Holdings SA, 9.50%, 3/1/11	1,625	1,820,000
Crown Euro Holdings SA, 10.875%, 3/1/13	5,755	6,776,512
Pliant Corp., 11.125%, (0% until 2006), 6/15/09	3,065	2,865,775
Pliant Corp., 11.125%, 9/1/09	2,010	2,203,462
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13 (4)	1,940	1,949,700
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,311,500
		$16,926,949

Electronic Equipment — 0.4%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	3,125	3,296,875
Hexcel Corp., 9.875%, 10/1/08	1,090	1,209,900
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09	780	817,050
		$5,323,825

Energy Services — 1.0%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 8.501%, 12/15/11 (4)	1,635	1,659,525
Port Arthur Finance Corp., 12.50%, 1/15/09	8,717	10,242,757
		$11,902,282

Engineering — 0.2%
Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10	1,885	2,097,062
		$2,097,062

4

Entertainment — 2.7%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$2,700	$2,929,500
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14 (4)	5,995	6,309,737
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009), 8/15/14 (4)	7,210	4,938,850
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18	1,570	1,734,850
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	955	1,124,512
True Temper Sports, Inc., Sr. Sub. Notes, 8.375%, 9/15/11	805	768,775
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	11,328,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10 (4)	1,080	1,128,600
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.20%, 5/1/10 (4)	2,160	2,257,200
		$32,520,024

Food, Beverages and Tobacco — 0.1%
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,427,062
		$1,427,062

Foods — 1.7%
American Seafood Group LLC, 10.125%, 4/15/10	5,665	6,118,200
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008), 11/1/11 (4)	5,130	3,411,450
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13 (4)	3,645	3,353,400
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13 (4)	1,370	1,260,400
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008), 7/15/12 (4)	6,370	5,127,850
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11 (4)	1,632	1,766,640
		$21,037,940

Funeral Service — 0.1%
Alderwoods Group, Inc., Sr. Notes, 7.75%, 9/15/12 (4)	1,320	1,422,300
		$1,422,300

Gaming — 1.8%
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09 (4)	7,220	9,097,200
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	4,355	4,289,675
Trump Holdings and Funding, Sr. Notes, 11.625%, 3/15/10	7,780	8,674,700
		$22,061,575

Health Services — 4.9%
Ardent Health Services, Inc., Sr. Sub. Notes, 10.00%, 8/15/13	4,345	4,518,800
Healthsouth Corp., 7.625%, 6/1/12	4,070	4,100,525
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	6,315	6,575,494
Magellan Health Services, Inc., Sr. Notes, Series A, 9.375%, 11/15/08	3,614	3,912,036
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12 (4)	1,580	1,666,900
National Nephrology Association, Sr. Sub. Notes, 9.00%, 11/1/11 (4)	1,420	1,625,900
Pacificare Health System, 10.75%, 6/1/09	3,127	3,549,145
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,551,025
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,575	1,748,250
Tenet Healthcare Corp., Sr. Notes, 9.25%, 2/1/15 (4)	4,295	4,316,475
Tenet Healthcare Corp., Sr. Notes, 9.875%, 7/1/14 (4)	3,355	3,497,587
US Oncology, Inc., Sr. Notes, 9.00%, 8/15/12 (4)	2,665	2,904,850
US Oncology, Inc., Sr. Sub. Notes, 10.75%, 8/15/14 (4)	5,315	6,098,962
Vanguard Health Holdings II, Sr. Sub. Notes, 9.00%, 10/1/14 (4)	5,965	6,412,375
		$60,478,324

5

Healthcare — 0.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15 (4)	$3,135	$3,236,887
		$3,236,887

Household Products — 0.2%
Del Laboratories Inc., Sr. Sub. Notes, 8.00%, 2/1/12 (4)	2,065	2,054,675
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	812,050
		$2,866,725

Information Technology — 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	868	828,940
		$828,940

Investment Services — 1.1%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11 (4)	2,875	3,105,000
Refco Finance Holdings, LLC, Sr. Sub. Notes, 9.00%, 8/1/12 (4)	9,415	10,309,425
		$13,414,425

Lodging — 0.7%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 6.874%, 6/1/11	1,660	1,755,450
Host Marriott L.P., Series I, 9.50%, 1/15/07	315	342,562
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,505	5,986,687
		$8,084,699

Lodging and Gaming — 4.1%
Ameristar Casinos, Inc., 10.75%, 2/15/09	1,885	2,120,625
Hollywood Casino Shreveport, First Mortgage Bonds, 13.00%, 8/1/06 (3)	1,175	981,125
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,180	4,890,600
Kerzner International, 8.875%, 8/15/11	5,600	6,132,000
Majestic Star Casino LLC, 9.50%, 10/15/10	4,365	4,637,812
MTR Gaming Group, Series B, 9.75%, 4/1/10	2,555	2,810,500
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	550	599,500
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	2,860	2,960,100
Trump Atlantic City Associates, Inc., 11.25%, 5/1/06 (3)	6,815	6,610,550
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10	5,986	6,794,110
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12 (4)	10,806	11,724,510
		$50,261,432

Machinery — 2.8%
Altra Industrial Motion, 9.00%, 12/1/11 (4)	770	777,700
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11 (4)	3,720	4,082,700
Dresser-Rand Group, Inc., Sr. Sub. Notes, 7.375%, 11/1/14 (4)	2,480	2,548,200
Flowserve Corp., 12.25%, 8/15/10	4,065	4,461,337
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	680,295
Milacron Escrow Corp., 11.50%, 5/15/11	6,985	7,508,875
Terex Corp., 10.375%, 4/1/11	7,215	8,044,725
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	6,742	6,573,450
		$34,677,282

6

Manufacturing — 3.2%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$1,905	$1,971,675
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (4)	7,765	8,774,450
Dresser, Inc., 9.375%, 4/10/09	8,975	9,782,750
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,895,312
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 4/25/11	2,685	2,913,225
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	2,325	1,592,625
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09 (4)	11,485	11,772,125
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (3)	3,811	57,165
		$39,759,327

Medical Products — 2.2%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010), 1/1/15 (4)	4,835	2,913,087
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12 (4)	3,715	3,826,450
Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.00%, 7/15/12 (4)	2,850	3,092,250
Medquest, Inc., 11.875%, 8/15/12	6,185	7,267,375
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	3,755	3,923,975
Warner Chilcott Corp., 8.75%, 2/1/15 (4)	5,155	5,322,537
		$26,345,674

Metals - Aluminum — 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15 (4)	3,880	3,880,000
		$3,880,000

Metals - Industrial — 0.3%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	1,655	1,870,150
Ryerson Tull, Inc., Sr. Notes, 8.25%, 12/15/11 (4)	1,610	1,585,850
		$3,456,000

Metals - Steel — 0.4%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	2,915	3,607,313
Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,340	1,494,100
		$5,101,413

Mining - Coal — 0.2%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12 (4)	1,665	1,898,100
		$1,898,100

Music/Entertainment — 0.3%
WMG Holdings Corp., Sr. Notes, Variable Rate, 6.905%, 12/15/11 (4)	3,625	3,679,375
		$3,679,375

Oil and Gas - Equipment and Services — 5.5%
ANR Pipeline Co., 8.875%, 3/15/10	1,600	1,788,000
Coastal Corp., 7.50%, 8/15/06	410	429,988
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	2,880	3,207,600
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13 (4)	10,645	11,869,175
Dynergy Holdings, Inc., Sr. Debs., 7.625%, 10/15/26	990	829,125
Giant Industries, 8.00%, 5/15/14	2,845	2,955,244
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	7,930	7,057,700
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	2,120	2,300,200
Northwest Pipeline Corp., 8.125%, 3/1/10	825	914,719
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,615	1,802,744
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,815,425

7

Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	$1,385	$1,513,113
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,717,050
SESI, LLC, 8.875%, 5/15/11	11,063	12,086,328
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,341,000
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	5,280	5,702,400
United Refining Co., Sr. Notes, 10.50%, 8/15/12 (4)	2,915	3,075,325
		$67,405,136

Oil and Gas - Exploration and Production — 0.8%
El Paso Production Holding Co., 7.75%, 6/1/13	2,810	2,936,450
Harvest Operations Corp., Sr. Notes, 7.875%, 10/15/11 (4)	3,870	3,928,050
Petrobras International Finance Co., 7.75%, 9/15/14	670	700,150
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,160,813
		$9,725,463

Other Energy — 0.4%
Inergy L.P/ Finance, Sr. Notes, 6.875%, 12/15/14 (4)	4,700	4,700,000
		$4,700,000

Paper — 0.2%
JSG Funding PLC, 7.75%, 4/1/15 (4)	2,295	2,272,050
		$2,272,050

Paper and Forest Products — 2.5%
Boise Cascade, LLC, Sr. Notes, Variable Rate, 5.535%, 10/15/12 (4)	1,845	1,904,963
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	5,630	6,207,075
Georgia-Pacific Corp., 9.375%, 2/1/13	2,445	2,827,031
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	6,595,875
Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09	2,495	2,744,500
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	4,325	4,800,750
Neenah Paper, Inc., Sr. Notes, 7.375%, 11/15/14 (4)	1,260	1,272,600
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	4,575	4,815,188
		$31,167,982

Pharmaceuticals — 0.4%
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 7.75%, 11/15/11 (4)	4,830	5,071,500
		$5,071,500

Printing and Business Products — 0.9%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	1,780	1,891,706
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	8,212	8,724,775
Xerox Corp., Sr. Notes, 7.125%, 6/15/10	55	59,538
		$10,676,019

Printing and Publishing — 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (4)	1,655	1,621,900
		$1,621,900

Publishing — 2.8%
Advertising Directory Solutions, Sr. Notes, 9.25%, 11/15/12 (4)	1,055	1,118,300
American Media Operations, Inc., Series B, 10.25%, 5/1/09	6,289	6,611,311
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,310	5,940,563

8

CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	$1,615	$1,695,750
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	6,976	7,943,920
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	3,750	3,928,125
Liberty Group Operating, 9.375%, 2/1/08	4,065	4,146,300
Primedia, Inc., 8.875%, 5/15/11	2,310	2,448,600
		$33,832,869

Recycling — 0.1%
IMCO Recycling Escrow Inc., Sr. Notes, 9.00%, 11/15/14 (4)	1,315	1,370,888
		$1,370,888

REITS — 0.2%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	1,248	1,428,960
Omega Healthcare Investors, Inc., Sr. Notes, 7.00%, 4/1/14	600	609,000
		$2,037,960

Retail — 0.3%
Home Interiors & Gifts, Inc., 10.125%, 6/1/08	2,275	1,876,875
Jafra Cosmetics/Distribution, Sr. Sub Notes, 10.75%, 5/15/11	1,260	1,452,150
		$3,329,025

Retail - Food and Drug — 0.3%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12 (4)	3,900	4,095,000
		$4,095,000

Semiconductors — 2.5%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12 (4)	9,745	9,769,363
AMI Semiconductor, Inc., Sr. Sub. Notes, 10.75%, 2/1/13	2,884	3,374,280
Amkor Technologies, Inc., 5.75%, 6/1/06	1,315	1,275,550
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	2,760	2,470,200
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	10,350	9,263,250
MagnaChip Semiconductor, Variable Rate, 5.76%, 12/15/11 (4)	1,895	1,963,694
STATS ChipPAC Ltd., Sr. Notes, 6.75%, 11/15/11 (4)	2,730	2,675,400
		$30,791,737

Services — 0.0%
Allied Security Escrow, Sr. Sub. Notes, 11.375%, 7/15/11 (4)	540	568,350
		$568,350

Services - Movers — 0.3%
Amerco, Inc., 9.00%, 3/15/09	3,725	3,957,813
		$3,957,813

Telecommunication Equipment — 1.9%
Inmarsat Finance PLC, 7.625%, 6/30/12	5,276	5,407,900
Nortel Networks Ltd., 4.25%, 9/1/08	15,980	15,480,625
Nortel Networks Ltd., 6.125%, 2/15/06	2,530	2,577,438
		$23,465,963

Telecommunications — 0.5%
PanAmSat Corp., Sr. Notes, 9.00%, 8/15/14 (4)	5,315	5,806,638
		$5,806,638

9

Textiles and Apparel — 0.8%
Levi Strauss & Co., Sr. Notes, 11.625%, 1/15/08	$4,055	$4,267,888
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	5,490	5,874,300
		$10,142,188

Transportation — 0.7%
Horizon Lines, LLC, 9.00%, 11/1/12 (4)	2,835	3,019,275
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,260	1,304,100
Petroleum Helicopters, Series B, 9.375%, 5/1/09	220	239,800
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10 (4)	1,840	1,812,400
Quality Distribution LLC/QD Capital, Variable Rate, 7.21%, 1/15/12 (4)	2,100	2,058,000
		$8,433,575

Utilities — 1.7%
El Paso Corp., 6.95%, 12/15/07	2,380	2,469,250
National Waterworks, Inc., Series B, 10.50%, 12/1/12	2,925	3,290,625
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13 (4)	1,721	1,862,983
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	8,144,950
Reliant Energy Inc., 9.50%, 7/15/13	3,300	3,712,500
Reliant Energy, Inc., 9.25%, 7/15/10	1,200	1,341,000
		$20,821,308

Utility - Electric Power Generation — 3.6%
AES Corp., Sr. Notes, 8.75%, 6/15/08	5,550	6,035,625
AES Corp., Sr. Notes, 8.75%, 5/15/13 (4)	3,535	3,976,875
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	511,840
AES Corp., Sr. Notes, 9.00%, 5/15/15 (4)	1,585	1,798,975
AES Corp., Sr. Notes, 9.375%, 9/15/10	3,519	3,998,464
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07	2,085	2,126,700
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,566	2,926,545
Calpine Corp., 8.75%, 7/15/13 (4)	5,645	4,318,425
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	6,250	6,031,250
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	3,750	3,768,750
Calpine Corp., Sr. Notes, 8.50%, 7/15/10 (4)	2,205	1,741,950
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	550	449,625
Calpine Corp., Sr. Notes, 10.50%, 5/15/06	1,060	1,036,150
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,878,488
		$43,599,662

Waste Management — 0.9%
Allied Waste North America, Series B, 8.875%, 4/1/08	4,180	4,389,000
Allied Waste North America, Series B, 9.25%, 9/1/12	305	324,825
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14 (4)	6,150	6,057,750
		$10,771,575

Wireless Communication Services — 7.2%
AirGate PCS, Inc., Variable Rate, 6.41%, 10/15/11 (4)	1,350	1,397,250
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	2,219	2,343,819
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes, 10.75%, 12/15/08	512	532,480
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	12,265	13,951,438
Crown Castle International Corp., Sr. Disc. Notes, 11.25%, 8/1/11	1,465	1,545,575
Crown Castle International Corp., Sr. Notes, 10.75%, 8/1/11	315	341,775
IWO Escrow Co., Variable Rate, 6.32%, 1/15/12 (4)	675	678,375

10

IWO Holdings, Inc., 14.00%, 1/15/11 (3)	$7,490		$5,280,450
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07		7,595	7,405,125
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15		420	465,150
Nextel Partners, Inc., Sr. Notes, 12.50%, 11/15/09		3,698	4,160,250
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR	1840	2,692,352
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		3,672	4,245,750
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11 (5)	EUR	1935	2,995,934
Rogers Wireless Inc., Variable Rate, 5.525%, 12/15/10		3,870	4,092,525
Rogers Wireless, Inc., 7.50%, 3/15/15		5,340	5,753,850
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12		1,610	1,730,750
Rural Cellular Corp., 8.25%, 3/15/12		1,195	1,284,625
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11		3,170	2,746,013
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (4)		2,030	2,121,350
TSI Telecommunication, Series B, 12.75%, 2/1/09		1,605	1,837,725
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11		2,510	2,779,825
US Unwired, Inc., Series B, 10.00%, 6/15/12		4,655	5,213,600
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13		10,310	12,062,700
			$87,658,686

Wireless Communications — 1.0%
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09		1,995	2,159,588
Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12		360	385,200
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10		2,790	3,264,300
New Skies Satellites NV, Sr. Notes, Variable Rate, 7.438%, 11/1/11 (4)		2,525	2,644,938
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12 (4)		3,365	3,482,775
			$11,936,801

Wireline Communication Services — 1.2%
MCI, Inc., Sr. Notes, 8.735%, 5/1/14		510	561,000
Qwest Capital Funding, Inc., 7.00%, 8/3/09		1,160	1,122,300
Qwest Capital Funding, Inc., 7.75%, 8/15/06		1,885	1,936,838
Qwest Capital Funding, Inc., 7.90%, 8/15/10		880	869,000
Qwest Services Corp., 13.50%, 12/15/07 (4)		1,285	1,460,081
Qwest Services Corp., 14.00%, 12/15/10 (4)		7,290	8,693,325
U.S. West Communications, Debs., 7.20%, 11/10/26		585	549,900
			$15,192,444

Total Corporate Bonds & Notes (identified cost $1,095,985,974)			$1,170,036,151

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Kerzner International Ltd., 2.375%, 4/15/24 (4)	$2,720	$3,291,200
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,216,031

Total Convertible Bonds (identified cost, $3,965,670)		$4,507,231

11

Common Stocks — 1.1%

Security	Shares	Value

Broadcasting and Cable — 0.6%
Telewest Global, Inc. (6)	454,409	$7,656,792
		$7,656,792

Lodging and Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (5) (6) (7)	25,351	152,107
		$152,107

Wireless Communication Services — 0.5%
Crown Castle International Corp. (6)	34,716	569,342
NTL, Inc. (6)	85,015	5,783,571
		$6,352,913

Total Common Stocks (identified cost $10,427,751)		$14,161,812

Convertible Preferred Stocks — 1.2%

Security	Shares	Value

Energy Services — 0.1%
NRG Energy, Inc. (4)	865	923,387
		$923,387

Oil and Gas — Equipment and Services — 0.4%
Chesapeake Energy Corp.	11,225	1,405,931
Williams Holdings of Delaware (4)	45,592	3,926,611
		$5,332,542

Wireless Communication Services — 0.7%
Crown Castle International Corp., (PIK)	166,245	8,229,128
		$8,229,128

Total Convertible Preferred Stocks (identified cost $11,649,711)		$14,485,057

Warrants — 0.1%

Security	Shares	Value

Exercise Equipment — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (5) (6)	13,600	0
		$0

Manufacturing — 0.0%
Mueller Holdings, Inc., Exp. 4/15/14 (4) (6)	2,325	162,750
		$162,750

Printing and Business Products — 0.0%
Merrill Corp., Class A, Exp. 1/1/10 (5) (6)	9,547	0
		$0

Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (6) (7)	1,244	13
		$13

12

Semiconductors — 0.0%
Asat Finance, Exp. 11/1/06 (4) (5) (6)	5,660	$14,942
		$14,942

Transportation — 0.0%
Quality Distribution, Inc., Exp.1/15/07 (5) (6)	3,266	33,313
		$33,313

Wireless Communication Services — 0.1%
American Tower Corp., Exp. 8/1/08 (4) (6)	5,070	1,168,635
Ono Finance PLC, Exp. 3/16/11 (4) (5) (6)	3,370	0
Ono Finance PLC, Exp. 5/31/09 (5) (6)	9,690	0
Ono Finance PLC, Exp. 5/31/09 (5) (6)	3,390	0
		$1,168,635

Total Warrants (identified cost $1,182,468)		$1,379,653

Total Investments — 99.0% (identified cost $1,129,087,820)		$1,210,253,525

Other Assets, Less Liabilities — 1.0%		$11,633,970

Net Assets — 100.0%		$1,221,887,495

EUR - Euro

PIK - Payment In Kind.

 (1)                          Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

 (2)                          Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

 (3)                          Defaulted security.

 (4)                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, the aggregate value of the securities is $406,391,797 or 33.3% of the Portfolio’s net assets.

 (5)                          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 (6)                          Non-income producing security.

 (7)                          Restricted security.

13

A summary of obligations under these financial instruments at January 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date (s)	Deliver	In Exchange For (in U.S. dollars)	Net Unrealized Depreciation
2/28/05	Euro Dollar
	4,494,181	$5,853,356	$(6,953)
		$5,853,356	$(6,953)

At January 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,131,881,517
Gross unrealized appreciation	$93,402,921
Gross unrealized depreciation	(15,030,913)
Net unrealized appreciation	$78,372,008

Restricted Securities

At January 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value

Common Stocks and Warrants
New World Coffee, Warrants, Exp. 6/15/06	9/15/02-	1,244	$0	$13
	7/15/02
	9/30/02
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	0	152,107
			$0	$152,120

14

Eaton Vance Low Duration Fund as of January 31, 2005 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), is a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2005, the Fund owned approximately 99.8% of Investment Portfolio’s outstanding interests, approximately 1.8% of Government Obligations Portfolio’s outstanding interests and approximately 0.1% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedules of Investments at January 31, 2005 is set forth below.

Investment	Value	% of Net Assets

Investment Portfolio (identified cost, $45,910,696)	$45,666,355	65.2%

Government Obligations Portfolio (identified cost, $19,221,345)	$17,544,076	25.0%

Floating Rate Portfolio (identified cost, $7,017,660)	$7,045,129	10.1%

Total Investments – 100.3% (identified cost, $72,149,701)	$70,255,560	100.3%

Other Assets, Less Liabilities	$(203,062)	(0.3)%

Net Assets – 100.0%	$70,052,498	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Investment Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Security	Principal Amount (000’s omitted)	Value
Mortgage Pass-Throughs — 75.1%

FHLMC:
3.21%, with maturity at 2025 (1)	$1,899	$1,941,925
8.00%, with various maturities to 2025	2,822	2,924,201
9.25%, with maturity at 2017	616	652,969
		5,519,095
FNMA:
4.139%, with maturity at 2036 (1)	2,283	2,329,177
9.50%, with maturity at 2022	2,364	2,672,003
		5,001,180
GNMA:
11.00%, with maturity at 2016	237	271,574
		271,574
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,339,301
FHLMC, Series 1577, Class PH, 6.30%, due 2023	2,030	2,092,470

FHLMC, Series 1666, Class H, 6.25%, due 2023	2,050	2,123,077
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	969	1,005,539

FHLMC, Series 2791, Class FI, 2.83%, due 2031 (2)	2,839	2,839,998
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,116,094
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,812	1,911,509

FNMA, Series G97-4, Class FA, 3.30%, due 2027 (2)	801	811,102
GNMA, Series 2002-5, Class FP, 3.03%, due 2032 (2)	8,289	8,344,144
		23,583,234

Total Mortgage Pass-Throughs (identified cost $34,619,753)		34,375,083

1

Commercial Paper — 22.1%

Autobahn Funding Co., LLC, 2.36%, 2/3/05	$1,800	$1,799,764
Bavaria TRR Corp., 2.35%, 2/3/05	1,800	1,799,765
Belmont Funding, LLC, 2.55%, 2/1/05	1,800	1,800,000
Blue Bell Funding Corp., 2.35%, 2/3/05	1,000	999,870
Gotham Funding Corp., 2.36%, 2/4/05	1,800	1,799,646
Stanfield Victoria, Ltd., 2.47%, 2/25/05	1,900	1,896,871

Total Commercial Paper (at amortized cost, $10,095,916)		10,095,916

Short-Term Investments — 2.5%

Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	1,150	1,150,000

Total Short-Term Investments (at amortized cost, $1,150,000)		1,150,000

Total Investments — 99.7% (identified cost $45,865,669)		45,620,999

Other Assets, Less Liabilities — 0.3%		148,019

Net Assets — 100.0%		45,769,018

FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)
GNMA	-	Government National Mortgage Association (Ginnie Mae)

(1)		Adjustable rate mortgage
(2)		Floating-rate secuirty

2

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$45,865,669
Gross unrealized appreciation	$43,909
Gross unrealized depreciation	(288,579)
Net unrealized appreciation	$(244,670)

3

Eaton Vance Strategic Income Fund as of January 31, 2005
(Unaudited)

Eaton Vance Strategic Income Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  In so doing, the Fund invests primarily (over 50% of net assets) in Strategic Income Portfolio.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At January 31, 2005, the Fund owned approximately 99.9% of Strategic Income Portfolio’s outstanding interests, approximately 4.9% of High Income Portfolio’s outstanding interests and approximately 1.4% of Floating Rate Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at January 31, 2005 is set forth below followed by the Schedule of Investments of Strategic Income Portfolio.

Investment	Value	% of Net Assets

Strategic Income Portfolio (identified cost, $379,845,920)	$374,823,987	73.1%
High Income Portfolio (identified cost, $56,476,558)	$59,460,974	11.6%
Floating Rate Portfolio (identified cost, $80,573,490)	$80,797,553	15.8%

Total Investments (identified cost, $516,895,968)	$515,082,514	100.5%

Other Assets, Less Liabilities	$(2,720,539)	(0.5)%

Net Assets	$512,361,975	100.0%

Strategic Income Portfolio	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 69.4%

Security	Principal		U.S. $ Value

Colombia — 1.4%
Republic of Colombia, 11.75%, 3/1/10	COP	12,139,000,000	$5,317,115
Total Colombia (identified cost $5,107,126)			$5,317,115

Indonesia — 2.0%
APP Finance VI, 0.00%, 11/18/12 (1) (2)		4,000,000	175,000
APP Finance VII, 3.50%, 4/30/03 (1) (2)		2,000,000	215,000
DGS International Finance, 10.00%, 6/1/07 (2)		2,000,000	50,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes, 10.00%, 7/1/07 (2)		1,000,000	535,000
Indah Kiat International Finance, 12.50%, 6/15/06 (2)		1,000,000	680,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	45,000,000,000	5,763,078
Total Indonesia (identified cost $12,181,259)			$7,418,078

Morocco — 0.1%
Snap Ltd., 11.50%, 1/29/09	DEM	895,905	578,456
Total Morocco (identified cost $457,140)			$578,456

New Zealand — 2.5%
New Zealand Government, 7.00%, 7/15/09	NZD	12,600,000	9,272,405
Total New Zealand (identified cost $8,948,083)			$9,272,405

Philippines — 0.1%
Bayan Telecommunications, 13.50%, 7/15/06 (2) (3)		2,000,000	500,000
Total Philippines (identified cost $1,917,237)			$500,000

United States — 63.3%
Corporate Bonds & Notes — 1.7%
Baltimore Gas and Electric, 6.73%, 6/12/12		400,000	446,563
BellSouth Capital Funding, 6.04%, 11/15/26		300,000	313,219
Coca-Cola Enterprise, 7.00%, 10/1/26		375,000	456,670
Eaton Corp., 8.875%, 6/15/19		500,000	672,355
Ford Holdings, 9.30%, 3/1/30		1,000,000	1,165,821

General Motors Acceptance Corp., 8.875%, 6/1/10		1,000,000	1,118,650
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,214,645

1

US Bancorp, 7.50%, 6/1/26	$840,000	$1,078,912
Willamette Industries, 7.35%, 7/1/26	50,000	60,085
Total Corporate Bonds & Notes (identified cost, $5,769,084)		$6,526,920

Collateralized Mortgage Obligations — 16.8%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	1,630,378	1,725,781
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	1,359,940	1,422,943
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	5,116,045	5,353,061
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	1,266,452	1,373,407
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,800,545	1,880,585
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	4,109,580	4,350,056
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	5,434,573	5,823,063
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	3,683,151	3,899,249
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	10,755,000	11,278,467
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	4,847,303	5,133,978
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	3,088,644	3,345,629
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	1,237,696	1,310,702
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	4,184,505	4,535,283
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	1,589,531	1,724,269
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/25/23	1,175,000	1,230,904
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,205,080

Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	3,139,698	3,297,911
Total Collateralized Mortgage Obligations (identified cost, $63,652,930)		$62,890,368
Mortgage Pass-Throughs — 42.5%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	10,661,991	11,021,887
6.50% with various maturities to 2024	7,752,074	8,114,411
7.00% with various maturities to 2024	5,439,248	5,773,831
7.31% with maturity at 2026	848,255	907,201
7.50% with various maturities to 2026	20,964,532	22,528,677
7.95% with maturity at 2022	1,396,458	1,525,227
8.00% with various maturities to 2021	665,264	700,846
8.15% with maturity at 2021	1,147,398	1,196,001
8.30% with maturity at 2021	702,148	773,525
8.47% with maturity at 2018	826,136	910,212
8.50% with various maturities to 2028	5,790,342	6,416,480
9.00% with various maturities to 2027	3,001,481	3,353,376
9.25% with various maturities to 2016	606,637	643,594
9.50% with various maturities to 2027	1,118,312	1,259,048

2

9.75% with various maturities to 2020	$140,675	$153,752
10.00% with various maturities to 2025	1,400,119	1,598,839
10.25% with maturity at 2013	360,688	388,383
10.50% with various maturities to 2021	1,702,493	1,984,889
11.00% with various maturities to 2019	3,054,079	3,545,642
11.25% with maturity at 2010	32,732	36,372
12.50% with various maturities to 2019	400,256	470,903
12.75% with maturity at 2013	26,809	30,543
13.25% with maturity at 2013	5,073	5,954
13.50% with maturity at 2019	41,701	48,600
		$73,388,193
Federal National Mortgage Association:
6.50% with various maturities to 2028	11,351,336	11,879,622
7.00% with various maturities to 2024	2,854,279	3,035,756
7.50% with various maturities to 2026	9,082,828	9,735,471
8.00% with various maturities to 2026	14,050,489	15,284,481
8.50% with various maturities to 2026	888,350	948,979
8.907% with maturity at 2010	390,702	417,845
9.00% with various maturities to 2024	2,353,062	2,599,658
9.024% with maturity at 2028	3,237,397	3,605,777
9.50% with various maturities to 2030	4,891,280	5,519,131
10.50% with maturity at 2020	366,666	429,195
11.00% with various maturities to 2025	343,081	396,156
11.50% with maturity at 2019	286,830	334,558
12.00% with maturity at 2015	179,425	210,631
12.50% with maturity at 2015	1,002,577	1,178,322
12.75% with maturity at 2014	64,726	78,589
13.00% with various maturities to 2015	391,043	466,654
13.50% with various maturities to 2015	187,255	219,888
14.75% with maturity at 2012	607,545	738,622
		$57,079,335
Government National Mortgage Association:
7.00% with various maturities to 2024	5,890,849	6,256,689
7.50% with various maturities to 2028	7,478,544	8,033,834
7.75% with maturity at 2019	96,459	104,822
8.00% with various maturities to 2023	3,077,252	3,346,721
8.30% with various maturities to 2020	701,600	768,184
8.50% with various maturities to 2021	577,838	635,490
9.00% with various maturities to 2025	2,147,825	2,395,982
9.50% with various maturities to 2026	6,013,547	6,809,240
12.50% with maturity at 2019	455,885	535,596
13.50% with maturity at 2014	28,335	34,795
		$28,921,353
Total Mortgage Pass-Throughs (identified cost, $159,347,679)		$159,388,881
Auction Rate Certificates — 1.7%

Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate, 2.50%, 7/1/32	5,000,000	5,000,000

Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate, 2.55%, 7/1/33	1,250,000	1,250,000

Total Auction Rate Certificates (identified cost, $6,250,000)		$6,250,000

3

U.S. Treasury Obligations — 0.6%
United States Treasury Bond, 7.875%, 2/15/21 (4) -(identified cost, $1,837,971)	$1,500,000	$2,064,494
Total United States (identified cost $236,857,664)		$237,120,663

Total Bonds & Notes (identified cost, $265,468,509)		$260,206,717

Common Stocks — 0.1%

Security	Shares	Value

Indonesia — 0.1%
Business Services — 0.1%
APP China (5) (6)	8,155	$310,000
		$310,000

Total Indonesia (identified cost $1,522,635)		$310,000

Total Common Stocks (identified cost $1,522,635)		$310,000

Auction-Rate Preferred Stock(7) — 0.7%

Security	Shares	Value

ING Prime Rate Trust, 2.41%	100	2,500,000
		$2,500,000

Total Auction-Rate Preferred Stock (identified cost $2,500,000)		$2,500,000

Warrants — 0.0%

Security	Shares	Value

Indonesia — 0.0%
Asia Pulp and Paper (5) (6)	2,000	0
		$0

Total Indonesia (identified cost $0)		$0

Total Warrants (identified cost $0)		$0

4

Commercial Paper — 30.0%

Security	Principal Amount (000’s omitted)	Value
Autobahn Funding Co., 2.35%, 2/1/05	$9,000	$9,000,000
Bavaria TRR Corp., 2.37%, 2/3/05	18,000	17,997,630
Belmont Funding, LLC, 2.35%, 2/1/05	5,000	5,000,000
Capital One Bank, 2.30%, 2/1/05	10,000	10,000,000
Fenway Funding, LLC, 2.40%, 2/2/05	4,918	4,917,673
Golden Fish, LLC, 2.52%, 2/16/05	17,000	16,982,150
Gotham Funding Corp., 2.50%, 2/18/05	6,000	5,992,917

Hitachi International Treasury, Ltd., 2.50%, 2/2/05	18,000	17,998,750

La Fayette Asset Securitization, LLC, 2.50%, 2/10/05	2,856	2,854,215
National Cooperative, 2.56%, 2/15/05	8,000	7,992,035
Old Court Funding, 2.51%, 2/25/05	9,700	9,683,769
Park Granada, LLC, 2.54%, 2/1/05	4,000	4,000,000

Total Commercial Paper (at amortized cost, $112,419,139)		$112,419,139

Short-Term Investments — 0.0%

Security	Principal	Value

Investors Bank and Trust Time Deposit, 2.50%, 2/1/05	$75,000	$75,000

Total Short-Term Investments (at amortized cost, $75,000)		$75,000

Total Investments — 100.2% (identified cost $381,985,283)		$375,510,856

Other Assets, Less Liabilities — (0.2)%		$(686,855)

Net Assets — 100.0%		$374,824,001

COP	-	Columbian Peso

DEM	-	Deutsche Mark

IDR	-	Indonesian Rupiah

NZD	-	New Zealand Dollar

(1)		Convertible bond.

(2)		Defaulted security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $500,000 or 0.1% of the Portfolio’s net assets.

(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Non-income producing security.

(7)		Represents preferred shares of a closed-end management investment company. Dividend rates reset every seven days.

5

A summary of financial instruments at January 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
			Net Unrealized
			Appreciation
Settlement Date(s)	Deliver	In Exchange For	(Depreciation)
2/14/05	Euro	United States Dollar
	1,940,000	2,541,031	11,762
2/03/05	Japanese Yen	United States Dollar
	541,800,000	5,210,968	(26,463)
2/04/05	New Zealand Dollar	United States Dollar
	13,385,886	9,577,802	60,552
2/28/05	South African Rand	United States Dollar
	35,440,000	5,960,209	32,782

			$78,633

Purchases
			Net Unrealized
			Appreciation
Settlement Date(s)	In Exchange For	Deliver	(Depreciation)
2/28/05	Botswana Pula	United States Dollar
	35,617,171	7,960,438	(20,101)
2/14/05	Brazilian Real	United States Dollar
	26,950,000	9,833,613	414,927
2/18/05	Canadian Dollar	United States Dollar
	5,700,000	4,679,303	(85,285)
2/18/05	Euro	Hungarian Forint
	3,509,054	872,000,000	(40,940)
2/04/05	Indian Rupee	United States Dollar
	423,500,000	9,591,756	107,961
2/04/05	Indonesian Rupiah	United States Dollar
	233,000,000,000	25,260,191	155,680
2/14/05	Mexican Peso	United States Dollar
	113,000,000	9,993,884	57,836
2/22/05	Mexican Peso	United States Dollar
	102,000,000	9,017,770	42,109
2/24/05	Polish Zloty	Euro
	47,222,000	11,468,610	179,490
2/22/05	Polish Zloty	Euro
	46,458,280	11,308,299	147,395
2/07/05	Slovakian Koruna	Euro
	530,332,000	13,724,948	246,291
2/25/05	Slovakian Koruna	Euro
	594,500,000	15,355,012	302,054
2/04/05	Taiwan Dollar	United States Dollar
	609,000,000	19,048,513	90,394
2/04/05	Thai Baht	United States Dollar
	306,000,000	7,811,104	124,801
2/14/05	Turkish Lira	United States Dollar
	6,420,000	4,675,552	106,759
			$1,829,371

6

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date(s)	Contracts	Position	Cost	Value	(Depreciation)
3/05	35 Nikkei 225	Long	1,918,149	1,992,375	74,226
3/05	18 DAX Index	Long	2,492,746	2,505,358	12,612
3/05	23 Japan 10 Year Bond	Short	(30,726,692)	(31,029,046)	(302,354)
					$(215,516)

At January 31, 2005, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR minus 0.25% on the notional amount of  $10,000,000.  In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount.  The value of the contract, which terminates on February 1, 2005 is recorded as a payable for open swap contracts of $31,426 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR on the notional amount of  $10,000,000.  In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount.  The value of the contract, which terminates on March 1, 2005 is recorded as a payable for open swap contracts of $33,579 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR on the notional amount of  $10,000,000.  In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount.  The value of the contract, which terminates on May 1, 2005 is recorded as a payable for open swap contracts of 33,580 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR minus 0.30% on the notional amount of  $30,000,000.  In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount.  The value of the contract, which terminates on July 1, 2005 is recorded as a payable for open swap contracts of $92,988 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited with respect to 8,250 HSCE Futures contracts having a notional amount of  HKD 39,047,250 whereby the Portfolio receives or makes monthly payments equal to the total returns on the Hang Seng China Enterprises Futures Index on the same notional amount.  The value of the contract, which terminates on June 5, 2006 is recorded as a payable for open swap contracts of $177,345 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited with respect to 81 KS200 Futures contracts having a notional amount of  $4,177,413 whereby the Portfolio receives or makes quarterly payments equal to the total returns on the Kospi 200 Futures Index on the same notional amount.  The value of the contract, which terminates on June 13, 2006 is recorded as a receivable for open swap contracts of $604,954 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.55% on the notional amount of  $8,862,983.  In exchange, the Portfolio receives payments equal to the total returns on a basket of securities sold on the Istanbul Stock Exchange on the same notional amount. The value of the contract, which terminates on February 2, 2005 is recorded as a receivable for open swap contracts of $715,530 at January 31, 2005.

7

Credit Default Swaps

Notional	Expiration		Net Unrealized
Amount	Date	Description	Depreciation

5,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(221,293)

5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(406,088)

4,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(237,036)

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$383,193,188
Gross unrealized appreciation	$2,522,050
Gross unrealized depreciation	(10,204,382)
Net unrealized appreciation	$(7,682,332)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at January 31, 2005 on a federal income tax basis was 2,197,210.

8

Eaton Vance Tax-Managed International Equity Fund as of January 31, 2005 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $73,974,651 and the Fund owned approximately 52.5% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed International Equity Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Aerospace and Defense — 1.2%
Empresa Brasileira de Aeronautica SA ADR	51,000	$1,624,350
		$1,624,350

Airport Operator/Development — 0.8%
BAA PLC	93,500	1,100,249
		$1,100,249

Automobiles — 3.5%
Honda Motor Co., Ltd.	38,000	1,986,990
Renault SA	7,500	612,677
Toyota Motor Corp.	60,000	2,336,385
		$4,936,052

Banking — 19.3%
ABN AMRO Holdings NV	41,176	1,115,757
Anglo Irish Bank Corp. PLC	38,700	944,280
Australia and New Zealand Banking Group, Ltd.	68,500	1,094,274
Banco Bilbao Vizcaya Argentaria SA	66,700	1,125,179
Banco Santander Central Hispano SA	75,000	890,211
Bank of Ireland	66,500	1,057,552
Barclays PLC	300,000	3,294,215
BNP Paribas SA	15,000	1,082,100
Danske Bank A/S	26,700	780,528
DBS Group Holdings, Ltd.	242,000	2,338,081
HBOS PLC	90,000	1,437,460
HSBC Holdings PLC	151,780	2,516,624
Mitsubishi Tokyo Financial Group, Inc.	375	3,547,933
Orix Corp.	8,300	1,099,912
Societe Generale	10,300	1,026,264
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	611,677
UBS AG	38,800	3,154,910
		$27,116,957

Beverages — 3.4%
Diageo PLC	90,000	1,227,355
Fomento Economico Mexicano SA de C.V. ADR	44,000	2,365,440
SABMiller PLC	76,000	1,166,132
		$4,758,927

1

Building Materials — 1.9%
Compagnie de Saint-Gobain	15,000	$926,516
Siam Cement Public Company, Ltd.	100,000	693,963
Wienerberger AG	24,000	1,107,532
		$2,728,011

Business Services — 2.4%
Mitsubishi Corp.	290,000	3,407,261
		$3,407,261

Chemicals — 1.0%
BASF AG	20,000	1,368,257
		$1,368,257

Computer Software — 0.3%
UbiSoft Entertainment SA (1)	10,000	404,100
		$404,100

Consumer Electronics — 4.1%
Canon, Inc.	57,500	3,002,700
Hitachi, Ltd.	190,000	1,264,809
Samsung Electronics Co., Ltd.	570	275,235
Siemens AG	16,000	1,274,745
		$5,817,489

Distribution/Wholesale/Retail — 0.5%
Esprit Holdings Ltd.	130,000	751,699
		$751,699

Drugs — 5.1%
Celesio AG	14,000	1,085,735
GlaxoSmithKline PLC	65,674	1,452,749
Novartis AG	41,000	1,968,146
Roche Holding AG	12,000	1,280,121
Schering AG	20,000	1,352,444
		$7,139,195

Engineering and Construction — 0.9%
Vinci SA	8,500	1,218,389
		$1,218,389

Financial Services — 4.1%
Acom Co., Ltd.	9,600	674,532
Fortis	35,000	946,746

2

Grupo Financiero Banorte S.A. de C.V.	125,000	$802,354
ING Groep NV	117,439	3,386,417
		$5,810,049

Foods — 1.0%
Nestle SA	5,500	1,444,791
		$1,444,791

Hotels and Motels — 0.9%
Shangri-La Asia, Ltd.	900,000	1,223,093
		$1,223,093

Household Products/Food — 1.1%
Cadbury Schweppes PLC	180,000	1,615,420
		$1,615,420

Insurance — 2.3%
Aviva PLC	91,700	1,099,402
AXA Company	85,900	2,085,952
		$3,185,354

Machinery — 1.4%
Komatsu, Ltd.	270,000	2,004,463
		$2,004,463

Medical Products — 1.0%
Terumo Corp.	50,000	1,446,081
		$1,446,081

Metals - Industrial — 3.6%
BHP Billiton, Ltd.	100,000	1,273,098
Companhia Vale do Rio Doce ADR	35,000	880,600
POSCO ADR	25,000	1,125,000
Rio Tinto, Ltd.	32,500	1,079,892
WMC Resources, Ltd.	132,000	734,281
		$5,092,871

Oil and Gas — 12.4%
BP PLC	253,264	2,513,447
ENI SPA	75,000	1,828,975
Keppel Corp., Ltd.	521,000	2,929,659
Norsk Hydro ASA	15,000	1,145,105
Petroleo Brasileiro SA ADR	45,000	1,613,250
Repsol YPF, S.A.	50,000	1,279,834

3

Shell Transport & Trading Co. PLC	142,200	$1,249,262
Total Fina Elf SA	23,000	4,943,823
		$17,503,355
Photo Equipment and Supplies — 1.4%
Fuji Photo Film Co., Ltd.	55,000	1,981,433
		$1,981,433

Real Estate — 2.5%
Cheung Kong Holdings, Ltd.	160,000	1,467,134
Sumitomo Realty & Development Co., Ltd.	78,000	1,091,326
Sun Hung Kai Properties, Ltd.	105,000	972,432
		$3,530,892

Telecommunication Equipment — 1.0%
Nokia Oyj	90,000	1,376,907
		$1,376,907

Telecommunication Services — 12.2%
America Movil S.A. de C.V. ADR	14,000	742,840
AO VimpelCom ADR (1)	25,000	905,000
BT Group PLC	730,000	2,873,081
Deutsche Telekom AG (1)	95,000	2,054,839
Philippine Long Distance Telephone Co. ADR (1)	55,300	1,437,800
Portugal Telecom, SGPS, SA	175,000	2,169,170
PT Indosat TBK ADR	40,000	1,246,000
Telecom Italia Mobile SPA	13,840	96,436
Telecom Italia SPA	370,972	1,471,174
Telefonica SA	78,000	1,419,764
Vodafone Group PLC	727,954	1,881,605
Vodafone Group PLC ADR	36,000	935,280
		$17,232,989

Tobacco — 1.4%
British American Tobacco PLC	50,000	868,381
JAPAN TOBACCO, INC.	100	1,062,966
		$1,931,347

Transportation — 1.0%
Cosco Corp., Ltd.	800,000	640,783
Nippon Yusen Kabushiki Kaisha	130,000	722,643
		$1,363,426

Trucks Manufacturer — 1.0%
Volvo AB	35,000	1,420,030
		$1,420,030

4

Utilities - Electric — 2.6%
Enel SPA	152,000	$1,429,769
Fortum Oyj	50,000	894,301
Iberdrola SA	29,000	718,651
RWE AG	12,000	691,703
		$3,734,424

Utilities - Electrical and Gas — 2.5%
E. ON AG	15,340	1,372,277
Endesa SA	34,000	774,346
Scottish and Southern Energy PLC	44,500	747,236
Tenaga Nasional Berhad	200,000	563,158
		$3,457,017

Total Common Stocks
(identified cost $109,249,401)		$137,724,878

Short-Term Investments — 0.8%

Security	Principal Amount (000’s omitted)	Value

Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	$1,154	$1,154,000

Total Short-Term Investments
(at amortized cost, $1,154,000)		$1,154,000

Total Investments — 98.6%
(identified cost $110,403,401)		$138,878,878

Other Assets, Less Liabilities — 1.4%		$1,977,801

Net Assets — 100.0%		$140,856,679

ADR       -     American Depository Receipt

(1)                  Non-income producing security.

5

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$110,403,401
Gross unrealized appreciation	$28,624,367
Gross unrealized depreciation	(148,890)
Net unrealized appreciation	$28,475,477

6

Eaton Vance Tax-Managed Mid-Cap Core Fund   as of January 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $24,773,551 and the Fund owned approximately 34.2% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Advertising Agencies — 2.1%
Omnicom Group	17,500	$1,485,575
		$1,485,575

Aerospace / Defense — 1.1%
Engineered Support Systems, Inc.	14,200	823,742
		$823,742

Applications Software — 1.8%
Jack Henry & Associates, Inc. Class A	62,500	1,299,375
		$1,299,375

Auto Parts and Equipment — 1.4%
Gentex Corp.	30,100	1,018,283
		$1,018,283

Automobiles — 1.6%
Winnebago Industries	33,900	1,169,211
		$1,169,211

Banks - Regional — 1.7%
City National Corp.	18,000	1,256,220
		$1,256,220

Broadcasting and Radio — 3.3%
Cox Radio, Inc. Class A(1)	55,220	870,267
Radio One, Inc., Class D(1)	94,490	1,483,493
		$2,353,760

Building Products — 3.5%
Florida Rock Industries, Inc.	18,700	1,167,815
Valspar Corp.	28,500	1,396,500
		$2,564,315

Business Services - Miscellaneous — 4.6%
ChoicePoint, Inc.(1)	25,066	1,153,036
Fiserv, Inc.(1)	31,200	1,193,400
SEI Investments Co.	26,800	1,001,248
		$3,347,684

1

Chemicals — 2.4%
Air Products and Chemicals, Inc.	29,100	$1,714,281
		$1,714,281

Computer Services — 1.1%
SunGard Data Systems, Inc.(1)	30,000	806,700
		$806,700

Cosmetics & Toiletries — 1.6%
Alberto-Culver Co.	20,750	1,125,687
		$1,125,687

Distribution/Wholesale — 2.4%
CDW Corp.	29,200	1,708,200
		$1,708,200

Electrical Equipment — 2.0%
Cooper Industries Ltd. Class A	21,100	1,466,450
		$1,466,450

Electronics - Equipment / Instruments — 4.2%
Amphenol Corp. Class A(1)	47,400	1,864,242
National Instruments Corp.	43,450	1,187,923
		$3,052,165

Entertainment — 1.4%
International Speedway Corp. Class A	18,100	994,052
		$994,052

Finance - Investment Management — 7.0%
Affiliated Managers Group, Inc.(1)	29,800	1,889,618
Ambac Financial Group, Inc.	14,700	1,130,136
Franklin Resources, Inc.	7,300	495,378
Legg Mason, Inc.	20,200	1,560,046
		$5,075,178

Food - Wholesale / Distribution — 3.2%
Dean Foods Co.(1)	30,800	1,085,084
Performance Food Group Co.(1)	44,600	1,213,566
		$2,298,650

Gas Distribution — 1.8%
Piedmont Natural Gas Co., Inc.	55,200	1,282,296
		$1,282,296

2

Healthcare Services — 1.4%
Express Scripts, Inc.(1)	14,000	$1,038,660
		$1,038,660

Household Products — 2.6%
Mohawk Industries, Inc.(1)	21,400	1,894,114
		$1,894,114

Insurance — 2.3%
Ace Ltd.	21,700	941,780
Markel Corp.(1)	2,200	750,200
		$1,691,980

Investment Services — 2.1%
A.G. Edwards, Inc.	34,900	1,488,834
		$1,488,834

Manufacturing — 3.3%
Dover Corp.	20,500	785,150
Pentair, Inc.	36,400	1,613,248
		$2,398,398

Medical - Hospitals — 0.9%
Health Management Associates, Inc. Class A	30,100	664,608
		$664,608

Medical Devices — 2.0%
Varian Medical Systems, Inc.(1)	37,500	1,414,875
		$1,414,875

Medical Products — 7.9%
Biomet, Inc.	22,740	965,995
C.R. Bard, Inc.	18,500	1,254,300
Patterson Companies, Inc.(1)	27,800	1,294,924
Renal Care Group, Inc.(1)	24,750	944,460
Respironics, Inc.(1)	22,300	1,291,170
		$5,750,849

Medical Services/Supplies — 1.1%
DENTSPLY International, Inc.	14,200	796,194
		$796,194

Multi-Utilities — 1.6%
Questar Corp.	22,700	1,153,160
		$1,153,160

3

Office Electronics/Technology — 1.9%
Zebra Technologies Corp. Class A(1)	26,975	$1,373,837
		$1,373,837

Oil and Gas - Equipment and Services — 2.9%
Cooper Cameron Corp.(1)	12,700	716,407
National-Oilwell, Inc.(1)	37,200	1,371,936
		$2,088,343

Oil and Gas - Exploration and Production — 2.9%
EOG Resources, Inc.	10,700	794,475
Newfield Exploration Co.(1)	21,800	1,334,160
		$2,128,635

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	20,200	911,828
		$911,828

Printing and Business Products — 1.1%
Avery Dennison Corp.	13,400	805,206
		$805,206

Publishing — 1.8%
E.W. Scripps Co.	28,300	1,311,988
		$1,311,988

Retail - Discount — 1.2%
Dollar General Corp.	43,700	883,177
		$883,177

Retail - Restaurants — 1.3%
Sonic Corp.(1)	29,600	942,464
		$942,464

Retail - Specialty and Apparel — 2.2%
Bed Bath and Beyond, Inc.(1)	38,900	1,567,281
		$1,567,281

Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	51,350	1,337,668
		$1,337,668

4

Specialty Chemicals and Materials — 1.5%
Ecolab, Inc.	31,500	$1,059,975
		$1,059,975

Telecommunications — 1.3%
CenturyTel, Inc.	29,000	945,400
		$945,400

Transportation — 4.3%
C.H. Robinson Worldwide, Inc.	27,900	1,436,850
Expeditors International of Washington, Inc.	29,200	1,639,288
		$3,076,138

Total Common Stocks (identified cost $58,783,287)		$71,565,436

Total Investments — 98.9% (identified cost $58,783,287)		$71,565,436

Other Assets, Less Liabilities — 1.1%		$780,579

Net Assets — 100.0%		$72,346,015

(1)                                  Non-income producing security.

5

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,783,287
Gross unrealized appreciation	$13,421,017
Gross unrealized depreciation	(638,868)
Net unrealized appreciation	$12,782,149

6

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of January 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $66,072,924 and the Fund owned approximately 56.5% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Multi-Cap Opportunity Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.0%

Security	Shares	Value

Aerospace - Equipment — 1.2%
Precision Castparts Corp.	20,000	$1,406,000
		$1,406,000

Auto and Parts — 0.0%
Keystone Automotive Industries, Inc. (1)	1,000	22,000
		$22,000

Banks — 0.9%
Commerce Bancorp, Inc.	18,000	1,035,720
		$1,035,720

Biotechnology — 1.8%
Flamel Technologies SA ADR (1)	64,000	1,123,904
Ligand Pharmaceuticals, Inc., Class B (1)	90,000	936,900
		$2,060,804

Broadcasting and Cable — 1.7%
Central European Media Enterprises Ltd. (1)	33,000	1,217,700
NTL, Inc. (1)	10,932	743,704
		$1,961,404

Business Services — 2.9%
Coinstar, Inc. (1)	54,000	1,350,000
Greenfield Online, Inc. (1)	18,806	343,398
Sotheby’s Holdings, Inc., Class A (1)	92,000	1,650,480
		$3,343,878

Computer Services — 2.2%
Kanbay International, Inc. (1)	75,428	2,032,785
Ness Technologies, Inc. (1)	39,281	520,866
		$2,553,651

Computer Software — 0.4%
Salesforce.com, Inc. (1)	1,900	26,030
SeeBeyond Technology Corp. (1)	112,000	387,520
		$413,550

1

Computers - Integrated Systems — 3.6%
Research in Motion Ltd. (1)	58,200	$4,149,078
		$4,149,078

Computers and Business Equipment — 4.6%
Apple Computer, Inc. (1)	12,000	922,800
Creative Technology Ltd.	216,661	2,972,589
Creative Technology Ltd.	24,339	330,151
Synaptics, Inc. (1)	32,000	1,186,240
		$5,411,780

Education — 3.4%
EVCI Career Colleges Holding Corp. (1)	88,800	791,208
ITT Educational Services, Inc. (1)	13,000	638,560
Laureate Education, Inc. (1)	43,400	1,925,224
Learning Tree International, Inc. (1)	40,000	554,800
		$3,909,792

Electrical Equipment — 0.8%
GrafTech International Ltd. (1)	120,000	976,800
		$976,800

Energy — 0.4%
Ormat Technologies, Inc. (1)	31,700	504,030
		$504,030

Entertainment — 3.9%
WMS Industries, Inc. (1)	144,300	4,522,362
		$4,522,362

Financial Services — 1.6%
Advance America Cash Advance Centers, Inc. (1)	14,720	328,256
E*Trade Financial Corp. (1)	43,000	591,250
GFI Group, Inc. (1)	5,400	141,696
MarketAxess Holdings, Inc. (1)	10,900	151,401
OptionsXpress Holdings, Inc. (1)	7,000	141,960
Student Loan Corp., (The)	3,100	560,046
		$1,914,609

Food, Beverages and Tobacco — 1.0%
Loews Corp. - Carolina Group	38,000	1,192,820
		$1,192,820

Gaming — 1.1%
Mikohn Gaming Corp. (1)	130,000	1,300,000
		$1,300,000

2

Health Care Services — 0.3%
DaVita, Inc. (1)	75	$3,147
Herbalife Ltd. (1)	18,000	288,900
United Surgical Partners International, Inc. (1)	100	3,939
		$295,986

Insurance — 1.8%
PMI Group, Inc., (The)	54,000	2,147,580
Progressive Corp.	100	8,365
		$2,155,945

Internet Services — 8.6%
Arbinet - Thexchange, Inc. (1)	10,300	251,320
Ariba, Inc. (1)	82,829	1,149,667
Ask Jeeves, Inc. (1)	117,948	3,345,005
CheckFree Corp. (1)	38,600	1,505,400
PlanetOut, Inc. (1)	124,500	1,259,815
Shopping.com Ltd. (1)	4,300	95,718
Yahoo!, Inc. (1)	70,000	2,464,700
		$10,071,625

Machinery — 0.2%
Milacron, Inc. (1)	72,600	230,142
		$230,142

Medical Products — 2.3%
Align Technology, Inc. (1)	250,000	2,165,000
I-Flow Corp. (1)	28,160	494,490
		$2,659,490

Mining — 4.1%
Bema Gold Corp. (1)	400,000	1,132,000
Cia Vale do Rio Doce ADR	78,000	2,359,500
Gammon Lake Resources, Inc. (1)	45,000	229,500
Ivanhoe Mines Ltd. (1)	165,000	1,084,050
		$4,805,050

Networking Hardware — 0.6%
RADWARE Ltd. (1)	29,000	707,310
		$707,310

Oil and Gas - Equipment and Services — 2.6%
Halliburton Co.	41,000	1,686,330
Input/Output, Inc. (1)	223,000	1,404,900
		$3,091,230

3

Oil and Gas - Exploration and Production — 0.6%
Niko Resources Ltd.	8,000	$353,012
Williams Co., Inc. (The)	19,000	319,390
		$672,402

Personal Products — 4.6%
Estee Lauder Cos., Inc. (The), Class A	19,000	857,660
Gillette Co. (The)	89,000	4,514,080
		$5,371,740

Pharmaceuticals — 4.4%
American Pharmaceutical Partners, Inc. (1)	37,179	1,840,360
Taro Pharmaceutical Industries Ltd. (1)	111,000	3,334,440
		$5,174,800

Real Estate — 0.7%
HouseValues, Inc. (1)	45,100	640,420
ZipRealty, Inc. (1)	10,000	174,800
		$815,220

Retail - Food and Drug — 4.9%
CVS Corp.	55,000	2,549,250
Triarc Cos., Inc., Class B	78,000	1,150,500
Walgreen Co.	47,000	2,002,670
		$5,702,420

Retail - Specialty — 2.1%
Pep Boys - Manny, Moe & Jack (The)	1,000	17,220
RONA, Inc. (1)	20,378	741,705
Tweeter Home Entertainment Group, Inc. (1)	262,000	1,671,560
		$2,430,485

Semiconductors — 9.0%
Atheros Communications, Inc. (1)	288,000	3,110,400
NVIDIA Corp. (1)	302,000	6,921,840
PortalPlayer, Inc. (1)	100	2,053
Standard Microsystems Corp. (1)	33,000	523,050
		$10,557,343

Steel Fabrication — 1.9%
United States Steel Corp.	43,500	2,253,300
		$2,253,300

4

Telecommunications - Equipment — 0.5%
ECI Telecom Ltd. (1)	83,000	$637,440
		$637,440

Telecommunications - Services — 3.8%
America Movil de C.V. ADR	36,000	1,910,160
Citizens Communications Co.	183,500	2,475,415
IDT Corp. (1)	1,000	14,230
Philippine Long Distance Telephone Co. ADR (1)	1,000	26,000
		$4,425,805

Wireless Communications — 5.5%
NII Holdings, Inc., Class B (1)	120,000	6,456,000
		$6,456,000

Total Common Stocks (identified cost $84,794,034)		$105,192,011

Commercial Paper — 12.3%

	Principal
	Amount
Security	(000’s omitted)	Value
American General Finance Corp., 2.41%, 2/4/05	$2,313	$2,312,536
General Electric Capital Corp., 2.48%, 2/1/05	3,976	3,976,000
Pitney Bowes, Inc., 2.34%, 2/3/05	3,466	3,465,549
Societe Generale North America, Inc., 2.35%, 2/3/05	4,596	4,595,400

Total Commercial Paper (at amortized cost, $14,349,485)		$14,349,485

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	$2,314	$2,314,000

Total Short-Term Investments (at amortized cost, $2,314,000)		$2,314,000

Total Investments — 104.3% (identified cost $101,457,519)		$121,855,496

5

Securities Sold Short — (2.1)%

Security	Shares	Value
Yahoo!, Inc.	70,000	$(2,464,700)

Total Securities Sold Short (proceeds $1,144,289)		$(2,464,700)

Other Assets, Less Liabilities — (2.2)%		$(2,537,709)

Net Assets — 100.0%		$116,853,087

ADR	-	American Depository Receipt

(1)		Non-income producing security.

6

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$101,457,519
Gross unrealized appreciation	$22,285,125
Gross unrealized depreciation	(1,887,148)
Net unrealized appreciation	$20,397,977

7

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of January 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $112,282,406 and the Fund owned approximately 63.8% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2  as of January 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $34,936,496 and the Fund owned approximately 19.8% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Growth Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace / Defense — 1.2%
Ceradyne, Inc. (1)	21,300	$718,449
Essex Corp. (1)	24,900	442,473
Teledyne Technologies, Inc. (1)	32,700	983,289
		$2,144,211

Airlines — 0.2%
Alaska Air Group, Inc. (1)	11,900	354,501
		$354,501

Banks — 1.8%
East-West Bancorp, Inc.	22,500	876,150
Hanmi Financial Corp.	23,400	831,402
PrivateBancorp, Inc.	27,400	895,980
Wintrust Financial Corp.	10,500	582,540
		$3,186,072

Beverages — 1.6%
Constellation Brands, Inc. (1)	20,600	1,069,552
Hansen Natural Corp. (1)	42,400	1,734,160
		$2,803,712

Broadcasting and Cable — 1.2%
Central European Media Enterprises, Ltd. (1) (2)	56,000	2,066,400
		$2,066,400

Broadcasting and Radio — 0.5%
XM Satellite Radio Holdings, Inc., Class A (1)	27,700	883,907
		$883,907

Building Materials — 2.6%
Florida Rock Industries, Inc.	20,800	1,298,960
Simpson Manufacturing Co., Inc.	11,700	420,030
Texas Industries, Inc.	23,000	1,461,420
Walter Industries, Inc.	39,300	1,376,286
		$4,556,696

Business Services - Miscellaneous — 3.1%
Clean Harbors, Inc. (1)	55,400	1,043,736
Corporate Executive Board Co., (The)	25,000	1,597,500
Duratek, Inc. (1)	33,700	944,611
Heidrick & Struggles International, Inc. (1)	28,300	935,315
NAVTEQ, Corp. (1)	15,900	608,811
Shopping.com, Ltd. (1) (2)	14,500	322,770
		$5,452,743

1

Casinos and Gaming — 4.6%
Ameristar Casinos, Inc.	21,300	$931,449
Boyd Gaming Corp.	21,400	851,720
Kerzner International, Ltd. (1) (2)	9,500	573,135
Las Vegas Sands Corp. (1)	1,400	60,767
Penn National Gaming, Inc. (1)	31,900	2,092,321
Station Casinos, Inc.	24,900	1,531,350
Wynn Resorts, Ltd. (1)	30,000	1,966,800
		$8,007,542

Chemicals — 1.8%
Albemarle Corp.	10,500	368,655
Braskem SA ADR (1) (2)	14,245	638,176
Crompton Corp.	58,300	679,195
Georgia Gulf Corp.	12,600	644,364
Lyondell Chemical Co.	29,700	873,774
		$3,204,164

Coal — 2.2%
Massey Energy Co.	52,100	1,976,153
Peabody Energy Corp.	23,100	1,957,725
		$3,933,878

Commercial Services — 1.0%
Alliance Data Systems Corp. (1)	38,600	1,676,012
		$1,676,012

Computer Equipment — 1.4%
Synaptics, Inc. (1)	66,500	2,465,155
		$2,465,155

Computer Services — 1.4%
Cognizant Technology Solutions Corp. (1)	32,100	1,216,590
Logitech International SA ADR (1)	7,700	474,320
SRA International, Inc., Class A (1)	14,900	827,397
		$2,518,307

Computer Software — 3.2%
Cogent, Inc. (1)	64,393	1,951,108
Kronos, Inc. (1)	13,300	715,141
Open Solutions, Inc. (1)	14,500	316,390
RADWARE, Ltd. (1) (2)	30,500	743,895
Verint Systems, Inc. (1)	34,900	1,330,737
Witness Systems, Inc. (1)	27,300	486,213
		$5,543,484

Distribution/Wholesale — 1.1%
Delta and Pine Land Co.	21,100	621,184
Nash Finch Co.	19,000	792,205
Scansource, Inc. (1)	9,400	604,138
		$2,017,527

Drugs — 5.5%
Amylin Pharmaceuticals Inc. (1)	26,600	596,106
Encysive Pharmaceuticals, Inc. (1)	62,500	587,500
Eyetech Pharmaceuticals, Inc. (1)	17,000	626,620
First Horizon Pharmaceutical Corp. (1)	38,200	683,016
Immucor, Inc. (1)	137,775	4,217,293
Impax Laboratories, Inc. (1)	57,500	985,838
Nabi Biopharmaceuticals (1)	61,000	787,510
United Therapeutics Corp. (1)	12,700	541,909
Valeant Pharmaceuticals International	27,300	681,681
		$9,707,473

2

Electronics - Instruments — 0.8%
Ametek, Inc.	16,500	$630,300
Trimble Navigation, Ltd. (1)	22,300	792,988
		$1,423,288

Electronics - Semiconductors — 3.6%
Intermagnetics General Corp. (1)	23,800	601,902
NVIDIA Corp. (1)	77,200	1,769,424
PortalPlayer, Inc. (1)	15,000	307,950
QLogic Corp. (1)	12,000	459,360
Sigmatel, Inc. (1)	29,600	1,166,536
Silicon Image, Inc. (1)	166,100	1,978,251
		$6,283,423

Energy Equipment and Services — 0.3%
KFx, Inc. (1)	39,700	552,227
		$552,227

Entertainment — 1.7%
Gaylord Entertainment Co. (1)	40,800	1,601,400
WMS Industries, Inc. (1)	44,666	1,399,833
		$3,001,233

Financial Services — 2.4%
First Marblehead Corp., (The) (1)	55,300	3,557,449
Metris Companies, Inc. (1)	50,100	596,190
		$4,153,639

Health Services — 3.3%
Centene Corp. (1)	52,700	1,768,085
Genesis HealthCare Corp. (1)	24,800	860,064
LifePoint Hospitals, Inc. (1)	27,700	1,047,060
PacifiCare Health Systems, Inc. (1)	16,800	1,033,704
Psychiatric Solutions, Inc. (1)	14,700	520,380
WellCare Health Plans, Inc. (1)	16,600	584,320
		$5,813,613

Hotels — 0.9%
Choice Hotels International, Inc.	16,900	980,200
Four Seasons Hotels, Inc. (2)	8,200	631,072
		$1,611,272

Household Products — 1.0%
Chattem, Inc. (1)	24,815	895,077
Owens-Illinois, Inc. (1)	34,600	786,112
		$1,681,189

Information Services — 0.5%
Acxiom Corp.	14,200	327,736
Jack Henry & Associates, Inc.	25,000	519,750
		$847,486

Internet - Software — 0.7%
F5 Networks, Inc. (1)	16,811	805,919
TIBCO Software, Inc. (1)	42,300	464,877
		$1,270,796

3

Internet Content - Entertainment — 0.9%
Ask Jeeves, Inc. (1)	29,100	$825,276
Audible, Inc. (1)	17,800	496,086
Jupitermedia Corp. (1)	17,100	314,811
		$1,636,173

Internet Services — 3.7%
Ariba, Inc. (1)	99,300	1,378,284
Blue Coat Systems, Inc. (1)	31,100	800,825
Greenfield Online, Inc. (1)	30,113	549,863
Imergent, Inc. (1)	27,400	578,140
Infospace, Inc. (1)	15,400	727,034
Vasco Data Security International (1)	57,200	445,588
Websense, Inc. (1)	38,900	2,088,930
		$6,568,664

Investment Services — 1.9%
Affiliated Managers Group, Inc. (1)	14,200	900,422
GFI Group, Inc. (1)	8,400	220,416
Greenhill & Co., Inc.	36,400	1,079,624
MarketAxess Holdings, Inc. (1)	86,200	1,197,318
		$3,397,780

Machinery — 2.2%
Bucyrus International, Inc.	40,500	1,486,350
IDEX Corp.	11,600	447,180
Joy Global, Inc.	71,400	1,994,202
		$3,927,732

Medical - Biomed / Genetics — 1.0%
Connetics Corp. (1)	13,200	322,344
Myriad Genetics, Inc. (1)	21,700	537,292
PRA International (1)	20,200	489,042
Third Wave Technologies, Inc. (1)	55,400	397,772
		$1,746,450

Medical Products — 9.8%
Advanced Medical Optics, Inc. (1)	23,500	1,003,215
American Medical Systems Holdings, Inc. (1)	32,700	1,284,129
ArthroCare Corp. (1)	38,700	1,151,325
Aspect Medical Systems, Inc. (1)	55,700	1,255,478
Cooper Cos., Inc.	14,400	1,104,480
Cytyc Corp. (1)	50,200	1,257,510
Dade Behring Holdings, Inc. (1)	11,800	674,370
DJ Orthopedics Inc. (1)	15,600	376,740
Foxhollow Technologies, Inc. (1)	7,200	203,040
Given Imaging, Ltd. (1) (2)	38,000	1,268,440
Haemonetics Corp. (1)	48,000	1,865,760
Hologic, Inc. (1)	36,500	1,303,050
Inamed Corp. (1)	9,900	685,080
Intralase Corp. (1)	35,878	825,194
Kyphon, Inc. (1)	33,000	906,510
SonoSite, Inc. (1)	12,500	396,625
Sybron Dental Specialties, Inc. (1)	29,100	1,098,816
Ventana Medical Systems, Inc. (1)	8,100	544,968
		$17,204,730

4

Metals - Industrial — 1.4%
Cameco Corp. (2)	46,900	$1,611,015
Formation Capital Corp. (1) (2) (3) (4)	400,000	130,566
Steel Dynamics, Inc.	18,800	710,640
		$2,452,221

Oil and Gas - Equipment and Services — 1.5%
Cal Dive International, Inc. (1)	7,400	323,380
Dril-Quip, Inc. (1)	20,900	600,875
Hydril Co. (1)	22,300	1,115,000
Maverick Tube Corp. (1)	16,000	544,960
		$2,584,215

Oil and Gas - Exploration and Production — 3.5%
Denbury Resources, Inc. (1)	66,000	1,927,200
McMoRan Exploration Co. (1)	29,800	503,620
Niko Resources, Ltd. (2)	16,100	710,437
Quicksilver Resources, Inc. (1)	14,000	622,020
Range Resources Corp.	24,600	545,874
Southwestern Energy Co. (1)	22,900	1,174,770
Vintage Petroleum, Inc.	25,300	612,513
		$6,096,434

Real Estate Operation / Development — 2.0%
InPhonic, Inc. (1)	48,700	1,224,805
WCI Communities, Inc. (1)	21,900	697,734
ZipRealty, Inc. (1)	91,900	1,606,412
		$3,528,951

REITS — 0.8%
Host Marriott Corp.	48,100	769,600
Meristar Hospitality Corp. (1)	87,900	678,588
		$1,448,188

Retail - Food and Drug — 0.3%
Jack in the Box, Inc. (1)	17,500	605,150
		$605,150

Retail - Restaurants — 1.7%
Cheesecake Factory, Inc. (The) (1)	29,400	951,678
P.F. Chang’s China Bistro, Inc. (1)	20,000	1,111,800
Sonic Corp. (1)	20,200	643,168
Texas Roadhouse, Inc., Class A (1)	10,766	346,019
		$3,052,665

Retail - Specialty and Apparel — 2.2%
American Eagle Outfitters	45,400	2,306,320
Coldwater Creek, Inc. (1)	24,400	665,632
Quiksilver, Inc. (1)	29,600	884,152
		$3,856,104

Semiconductor Equipment — 2.6%
Lam Research Corp. (1)	26,200	701,112
Tessera Technologies, Inc. (1)	100,800	3,921,120
		$4,622,232

Telecommunication Services — 0.5%
Telewest Global, Inc. (1) (2)	51,200	862,720
		$862,720

5

Telecommunications - Equipment — 1.3%
American Tower Corp., Class A (1)	106,400	$1,927,968
ECI Telecom, Ltd. (1) (2)	44,100	338,688
		$2,266,656

Transportation — 2.7%
Landstar System, Inc. (1)	42,400	1,474,672
Overseas Shipholding Group	10,086	562,900
UTI Worldwide, Inc. (2)	19,100	1,315,608
Yellow Roadway Corp. (1)	25,200	1,426,824
		$4,780,004

Wireless Communication Services — 6.4%
Alamosa Holdings, Inc. (1)	85,800	1,098,240
Nextel Partners, Inc., Class A (1)	30,700	610,623
NII Holdings, Inc., Class B (1)	117,400	6,316,120
SBA Communications Corp. (1)	44,100	377,496
Spectrasite, Inc. (1)	20,900	1,224,740
Telesystem International Wireless, Inc. (1) (2)	32,200	454,342
UbiquiTel, Inc. (1)	156,900	1,096,731
		$11,178,292

Total Common Stocks (identified cost $137,259,931)		$168,975,311

Special Warrants — 0.1%

Security	Shares	Value
Metals - Gold — 0.1%
Western Exploration and Development, Ltd. (1) (3) (4)	600,000	180,000
		$180,000

Total Special Warrants (identified cost $480,000)		$180,000

Private Placements  — 0.0%

Security	Shares	Value
Metals - Gold — 0.0%
Nevada Pacific Mining Co. (1) (3) (4)	80,000	56,000
		$56,000

Total Private Placements (identified cost $80,000)		$56,000

Commercial Paper — 2.3%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 2.48%, 2/1/05	4,123	$4,123,000

Total Commercial Paper (at amortized cost, $4,123,000)		$4,123,000

6

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	3,462	$3,462,000

Total Short-Term Investments (at amortized cost, $3,462,000)		$3,462,000

Total Investments — 100.4% (identified cost $145,404,931)		$176,796,311

Other Assets, Less Liabilities — (0.4)%		$(785,724)

Net Assets — 100.0%		$176,010,587

ADR	-	American Depository Receipt

(1)		Non-income producing security.
(2)		Foreign security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

7

Tax-Managed Small-Cap Growth Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	93.0%	$164,474,726
Canada	2.1%	3,717,433
Israel	1.5%	2,673,793
Bermuda	1.2%	2,066,400
United Kingdom	1.2%	2,178,328
Brazil	0.4%	638,176
Bahama Islands	0.3%	573,135
Switzerland	0.3%	474,320
Total	100.0%	$176,796,311

8

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$145,404,931
Gross unrealized appreciation	$33,547,968
Gross unrealized depreciation	(2,156,588)
Net unrealized appreciation	$31,391,380

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value

Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$130,566
			$88,260	$130,566

Private Placements and Special Warrants
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

9

Eaton Vance Tax-Managed Small-Cap Value Fund   as of January 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $26,651,808 and the Fund owned approximately 46% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value

Auto Related — 3.2%
BorgWarner, Inc.	35,000	$1,879,150
		$1,879,150

Cement — 3.3%
Lafarge North America, Inc.	35,000	1,898,400
		$1,898,400

Chemical — 4.7%
Georgia Gulf Corp.	17,100	874,494
RPM, Inc.	104,400	1,840,572
		$2,715,066

Computer/Communications Related — 2.1%
International Rectifier Corp. (1)	31,000	1,213,650
		$1,213,650

Construction/Engineering — 1.9%
Granite Construction, Inc.	45,000	1,120,500
		$1,120,500

Drugs — 1.8%
Par Pharmaceutical Cos, Inc. (1)	27,300	1,034,670
		$1,034,670

Electrical Equipment — 2.7%
Belden CDT, Inc.	77,000	1,563,870
		$1,563,870

Electronics — 2.9%
Bel Fuse, Inc. Class B	33,400	1,108,546
Technitrol, Inc. (1)	31,000	549,940
		$1,658,486

Energy — 10.5%
Newfield Exploration Co. (1)	29,000	1,774,800
Piedmont Natural Gas Co., Inc.	66,000	1,533,180
Questar Corp.	29,000	1,473,200
Spinnaker Exploration Co. (1)	40,000	1,311,600
		$6,092,780

1

Food Wholesalers/Retailers — 2.1%
Performance Food Group Co. (1)	23,000	$625,830
SUPERVALU, Inc.	17,900	565,819
		$1,191,649

Household Products — 6.4%
Church & Dwight Co., Inc.	75,750	2,608,073
Libbey, Inc.	44,700	1,071,906
		$3,679,979

Industrial Products — 9.2%
A.O. Smith Corp.	60,000	1,626,600
Albany International Corp., Class A	35,300	1,205,495
CLARCOR, Inc.	11,000	599,170
Teleflex, Inc.	37,000	1,877,750
		$5,309,015

Insurance — 5.0%
Protective Life Corp.	43,000	1,769,880
Scottish Re Group Ltd.	49,000	1,130,430
		$2,900,310

Medical Services/Supplies — 10.9%
CONMED Corp. (1)	44,000	1,278,200
DENTSPLY International, Inc.	7,700	431,739
Mentor Corp.	32,600	1,020,706
MIM Corp. (1)	49,600	302,560
Owens & Minor, Inc.	34,000	970,700
PolyMedica Corp.	40,000	1,497,200
West Pharmaceutical Services, Inc.	32,000	835,200
		$6,336,305

Packaging — 3.5%
AptarGroup, Inc.	41,500	2,012,335
		$2,012,335

Restaurant — 6.9%
Applebee’s International, Inc.	28,500	794,010
CBRL Group, Inc.	40,000	1,644,400
Landry’s Restaurants, Inc.	30,700	865,740
Outback Steakhouse, Inc.	15,000	690,750
		$3,994,900

2

Retailing — 5.6%
BJ’s Wholesale Club, Inc. (1)	50,000	$1,430,500
Claire’s Stores, Inc.	56,000	1,155,280
ShopKo Stores, Inc. (1)	38,000	685,140
		$3,270,920

Toy — 3.7%
JAKKS Pacific, Inc. (1)	46,500	1,014,630
RC2 Corp. (1)	40,000	1,158,000
		$2,172,630

Transportation — 8.0%
Arkansas Best Corp.	67,000	2,691,390
Yellow Roadway Corp. (1)	34,536	1,955,428
		$4,646,818

Total Common Stocks (identified cost $39,853,617)		$54,691,433

Total Investments — 94.4% (identified cost $39,853,617)		$54,691,433

Other Assets, Less Liabilities — 5.6%		$3,258,030

Net Assets — 100.0%		$57,949,463

(1)                                  Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,853,617
Gross unrealized appreciation	$15,360,529
Gross unrealized depreciation	(522,713)
Net unrealized appreciation	$14,837,816

4

Eaton Vance Tax-Managed Value Fund as of January 31, 2005 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2005, the value of the Fund’s investment in the Portfolio was $760,775,812 and the Fund owned approximately 89.6% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Value Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace and Defense — 2.7%
General Dynamics Corp.	125,000	$12,906,250
Northrop Grumman Corp.	200,000	10,376,000
		$23,282,250

Auto Parts and Equipment — 1.1%
BorgWarner, Inc.	175,000	9,395,750
		$9,395,750

Banks - Regional — 11.3%
Bank of America Corp.	450,000	20,866,500
Marshall and Ilsley Corp.	100,000	4,281,000
National City Corp.	400,000	14,220,000
TCF Financial Corp.	300,000	8,433,000
U.S. Bancorp	125,000	3,756,250
Wachovia Corp.	425,000	23,311,250
Washington Mutual, Inc.	100,000	4,035,000
Wells Fargo & Co.	275,000	16,857,500
		$95,760,500

Beverages — 0.6%
Anheuser-Busch Cos., Inc.	100,000	4,918,000
		$4,918,000

Building Products — 1.0%
Masco Corp.	225,000	8,280,000
		$8,280,000

Chemicals — 1.3%
Air Products and Chemicals, Inc.	190,000	11,192,900
		$11,192,900

Communications Services — 3.5%
CenturyTel, Inc.	300,000	9,780,000
Sprint Corp.	300,000	7,149,000
Verizon Communications, Inc.	350,000	12,456,500
		$29,385,500

1

Computers and Business Equipment — 3.5%
Diebold, Inc.	100,000	$5,384,000
Hewlett-Packard Co.	150,000	2,938,500
International Business Machines Corp.	160,000	14,947,200
NCR Corp. (1)	200,000	6,836,000
		$30,105,700

Conglomerates — 1.5%
Tyco International Ltd. (2)	350,000	12,649,000
		$12,649,000

Consumer Services — 0.6%
Cendant Corp.	200,000	4,710,000
		$4,710,000

Diversified Manufacturing — 2.0%
Cooper Industries Ltd., Class A	125,000	8,687,500
Eaton Corp.	125,000	8,498,750
		$17,186,250

Electric Utilities — 6.1%
Dominion Resources, Inc.	175,000	12,141,500
Entergy Corp.	176,000	12,235,520
Exelon Corp.	400,000	17,700,000
FPL Group, Inc.	125,000	9,580,000
		$51,657,020

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (1)	175,000	3,869,250
Flextronics International Ltd. (1) (2)	250,000	3,537,500
		$7,406,750

Electronics - Semiconductors and Related — 0.5%
Applied Materials, Inc. (1)	250,000	3,975,000
		$3,975,000

Financial Services — 6.9%
Citigroup, Inc.	375,000	18,393,750
Countrywide Financial Corp.	500,000	18,500,000
Freddie Mac	100,000	6,529,000
J.P.Morgan Chase & Co.	400,000	14,932,000
		$58,354,750

2

Foods — 2.3%
Nestle SA (2)	50,000	$13,134,462
Sara Lee Corp.	275,000	6,457,000
		$19,591,462

Health Care Services — 1.8%
Caremark Rx, Inc. (1)	175,000	6,842,500
Medco Health Solutions, Inc. (1)	200,000	8,514,000
		$15,356,500

Home Builders — 1.5%
Lennar Corp., Class A	225,000	12,705,750
		$12,705,750

Household Products — 1.2%
Kimberly-Clark Corp.	150,000	9,826,500
		$9,826,500

Information Technology and Management Consulting — 0.5%
Accenture Ltd., Class A (1) (2)	175,000	4,558,750
		$4,558,750

Insurance — 5.3%
Allstate Corp. (The)	150,000	7,566,000
MetLife, Inc.	450,000	17,887,500
Progressive Corp.	100,000	8,365,000
XL Capital Ltd., Class A (2)	150,000	11,217,000
		$45,035,500

Investment Services — 4.5%
Franklin Resources, Inc.	75,000	5,089,500
Goldman Sachs Group, Inc.	150,000	16,177,500
Merrill Lynch & Co., Inc.	150,000	9,010,500
Morgan Stanley	135,000	7,554,600
		$37,832,100

Machinery — 2.3%
Caterpillar, Inc.	100,000	8,910,000
Deere & Co.	150,000	10,414,500
		$19,324,500

Media — 2.3%
Time Warner, Inc. (1)	675,000	12,150,000
Viacom, Inc., Class B	200,000	7,468,000
		$19,618,000

3

Medical - Drugs — 1.9%
Wyeth	400,000	$15,852,000
		$15,852,000

Metals - Industrial — 2.7%
Alcoa, Inc.	325,000	9,590,750
Peabody Energy Corp.	72,500	6,144,375
Phelps Dodge Corp.	75,000	7,222,500
		$22,957,625

Oil and Gas - Equipment and Services — 1.1%
GlobalSantaFe Corp.	150,000	5,304,000
Transocean Sedco Forex, Inc. (1)	100,000	4,400,000
		$9,704,000

Oil and Gas - Exploration and Production — 2.3%
Apache Corp.	200,000	10,884,000
Burlington Resources, Inc.	200,000	8,742,000
		$19,626,000

Oil and Gas - Integrated — 9.9%
ChevronTexaco Corp.	350,000	19,040,000
ConocoPhillips	225,000	20,877,750
Exxon Mobil Corp.	350,000	18,060,000
Marathon Oil Corp.	150,000	5,809,500
Occidental Petroleum Corp.	340,000	19,849,200
		$83,636,450

Oil and Gas - Refinery — 1.2%
Valero Energy Corp.	200,000	10,406,000
		$10,406,000

Paper and Forest Products — 1.7%
Weyerhaeuser Co.	225,000	14,040,000
		$14,040,000

Publishing — 0.9%
Gannett Co., Inc.	100,000	8,004,000
		$8,004,000

4

REITS — 2.7%
AMB Property Corp.	110,000	$4,095,300
AvalonBay Communities, Inc.	75,000	5,019,000
General Growth Properties, Inc.	150,000	4,765,500
Public Storage, Inc.	75,000	3,938,250
Vornado Realty Trust	75,000	5,185,500
		$23,003,550

Restaurants — 1.1%
McDonald’s Corp.	300,000	9,717,000
		$9,717,000

Retail - Food and Drug — 0.5%
CVS Corp.	100,000	4,635,000
		$4,635,000

Retail - General — 1.1%
J.C. Penney Company, Inc.	225,000	9,612,000
		$9,612,000

Retail - Home Improvement — 1.3%
Home Depot, Inc. (The)	275,000	11,346,500
		$11,346,500

Retail - Specialty and Apparel — 0.9%
Target Corporation	75,000	3,807,750
TJX Companies, Inc.	150,000	3,756,000
		$7,563,750

Tobacco — 1.9%
Altria Group, Inc.	250,000	15,957,500
		$15,957,500

Transport - Services — 0.7%
FedEx Corp.	65,500	6,265,075
		$6,265,075

Transportation — 1.4%
Burlington Northern Santa Fe Corp.	250,000	12,045,000
		$12,045,000

Total Common Stocks
(identified cost $605,329,617)		$836,479,882

5

Short-Term Investments — 0.7%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Time Deposit, 2.50%, 2/1/05	$5,611	$5,611,000

Total Short-Term Investments
(at amortized cost, $5,611,000)		$5,611,000

Total Investments — 99.2%
(identified cost $610,940,617)		$842,090,882

Other Assets, Less Liabilities — 0.8%		$7,125,925

Net Assets — 100.0%		$849,216,807

(1)                                  Non-income producing security.

(2)                                  Foreign security.

6

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$610,940,617
Gross unrealized appreciation	$232,112,035
Gross unrealized depreciation	(961,770)
Net unrealized appreciation	$231,150,265

7

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	March 17, 2005